                                      DLB

The DLB Fixed Income Fund



                                                              Semi Annual Report
                                                                   June 30, 1998

                       [EXPERIENCE TO MANAGE THE FUTURE]

                                                           DLB FIXED INCOME FUND



Manager's Commentary

ACTIVITY DURING THE FIRST HALF OF 1998 INCLUDED EXPANDING DIVERSIFICATION WITHIN THE MORTGAGE SECTOR WITH THE PURCHASE OF A NEW ISSUE, THE LEHMAN-FIRST UNION BANK OF AMERICA 1998 C2, COMMERCIAL MORTGAGE BACKED SECURITIES. This bond is rated triple-A and has a 10-year average life. As the name implies, the bonds are collateralized by commercial mortgage loans underwritten by the three issuing managers. This deal was very attractive for a number of reasons including its large size ($3.4 billion, the second largest CMBS deal to date), diversity of mortgage type (office, retail, multifamily housing), geographical diversity, and strong call protection. Priced at 80 basis points over 10-year Treasury notes, we felt this deal represented excellent value. When the opportunity avails, we anticipate adding exposure to this rapidly growing sector of the mortgage market.

EXPOSURE TO THE BANKING SECTOR WAS REDUCED. After last winter's turbulence in the Asian economies settled down, spreads on money center banks tightened as investors became more confident that Pacific Rim events would not have a major impact on the international banking business. We took advantage of this opportunity and sold the Chase Capital and J.P. Morgan Capital bonds held by the Fund. While we feel confident that these banks are solid institutions, we felt that if the health of the Asian economies worsened, spreads on money center banks would widen back out. This is, in fact, what happened in late May, as concerns about the economic strength of Japan, and its impact on the rest of Asia, increased.

A COMBINATION OF DEALERS' NEEDS AND NEW ISSUANCES PROVIDED THE FUND WITH OPPORTUNITIES FOR CERTAIN AUTO SECTOR TRADES WHICH IMPROVED THE FUND'S CREDIT QUALITY AND PROVIDED YIELD PICKUPS IN THE PORTFOLIO. First a dealer's need presented an opportunity to pickup two basis points in yield by trading out of 5-year GMAC paper and into 5-year Ford paper. At the time, Ford was perceived as a slightly better credit. Normally, this trade would not entail a pickup in yield. Shortly thereafter, Ford came to market with a new global 5-year. The recently acquired Ford 5-year paper was sold to purchase the new issue, resulting in a pickup in yield of three basis points, a situation which would typically not exist in the secondary market.

TRADES INVOLVING TREASURIES WERE UNDERTAKEN TO PURSUE PERCEIVED MISPRICINGS ALONG THE U.S. TREASURY CURVE.

                                                           DLB FIXED INCOME FUND



Manager's Commentary

First, on the short end of the Treasury curve, selling the Treasury 6.25% 3/99 to buy the Treasury 6.375% 5/99 resulted in a pickup of eight basis points of yield with a modest amount of duration extension. On the longer end of the Treasury curve, the Treasury 6.125% 11/27 was sold to buy the Treasury 8.125% 5/21 for a pickup in yield of eleven basis points. The 20-year area of the curve is characterized by a hump, and this trade reduced duration and picked up yield by shortening into this part of the Treasury curve. Both of these Treasury trades' respective yield pickups were substantial considering that the yield spread between 2-year and 30-year Treasuries has hovered around 20 basis points in total.

FOR THE SIX- AND TWELVE- MONTH PERIODS ENDED JUNE 30, 1998, THE TIME WEIGHTED TOTAL RATE OF RETURNS FOR THE DLB FIXED INCOME FUND WERE 3.77% AND 9.77%, RESPECTIVELY. These compare favorably to respective returns of 3.61% and 9.42% for the Lipper Intermediate Investment Grade Debt Index, the Fund's primary peer group.

                                                           DLB FIXED INCOME FUND



Growth of a $100,000 Investment

                Cumulative Total Return Since Inception 7/25/95

                                        fixed          lb agg.
25-Jul-95                               $100,000.00    $100,000.00
31-Jul-95           0.10      0.15      $100,100.00    $100,150.00
31-Aug-95           1.40      1.21      $101,501.40    $101,361.82
30-Sep-95           0.89      0.97      $102,404.76    $102,345.02
31-Oct-95           1.17      1.30      $103,602.90    $103,675.51
30-Nov-95           1.45      1.50      $105.105.14    $105,230.64
31-Dec-95           1.29      1.40      $106,461.00    $106,703.87
31-Jan-96           0.88      0.66      $107,397.85    $107,408.12
28-Feb-96          -0.97     -1.74      $106,356.09    $105,539.22
31-Mar-96          -0.78     -0.70      $105,526.52    $104.800.44
30-Apr-96          -0.49     -0.56      $105,009.44    $104,213.56
30-May-96          -0.20     -0.20      $104,799.42    $104,005.13
30-Jun-96           0.99      1.34      $105,836.93    $105,398.80
31-Jul-96           0.20      0.27      $106,048.61    $105,683.38
31-Aug-96          -0.10     -0.17      $105,942.56    $105,503.72
30-Sep-96           1.57      1.74      $107,605.86    $107.339.48
31-Oct-96           2.03      2.22      $109,790.25    $109,722.42
30-Nov-96           1.61      1.71      $111,557.88    $111,598.67
31-Dec-96          -1.03     -0.93      $110,408.83    $110,560.80
31-Jan-97           0.40      0.31      $110,850.47    $110,903.54
28-Feb-97           0.20      0.25      $111,072.17    $111,180.80
31-Mar-97          -1.08     -1.11      $109,872.59    $109,946.69
30-Apr-97           1.39      1.50      $111,399.82    $111,595.89
31-May-97           0.88      0.95      $112,380.14    $112,656.05
30-Jun-97           1.26      1.19      $113,796.13    $113.996.66

31-Jul-97           2.40      2.70      $116,527.23    $117,074.57
31-Aug-97          -0.75     -0.85      $115,653.28    $116,079.44
30-Sep-96           1.42      1.48      $117,295.55    $117,797.41
31-Oct-97           1.40      1.45      $118,937.69    $119,505.48
30-Nov-97           0.18      0.46      $119,151.78    $120.055.20
31-Dec-97           1.02      1.01      $120,367.13    $121,267.76
31-Jan-98           1.32      1.28      $121,955.97    $122,819.99
28-Feb-98          -0.09     -0.08      $121,846.21    $122,727.48
31-Mar-98           0.37      0.34      $122,297.04    $123,149.22
30-Apr-98           0.46      0.52      $122,859.61    $123,792.00
31-May-98           0.83      0.95      $123,879.35    $124,966.28
30-Jun-98           0.82      0.85      $124,895.16    $126,026.09


                  TOTAL RETURNS (%) FOR PERIODS ENDED 6/30/98

                                         6 Months         One Year             Annualized
                                          1/1/98 -         7/1/97 -         Since Inception
                                         6/30/98          6/30/98          7/25/95 - 6/30/98
DLB FIXED INCOME FUND                       3.77             9.76                7.69
Lehman Brothers Aggregate                   3.93            10.53                8.01


Disclosure Statement

LEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. The Fund's total return reflects an expense limitation in effect during the periods shown. In the absence of such expense limitation, returns would have been lower.

THIS REPORT AND THE FUND FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE DLB FIXED INCOME FUND. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                              DLB FIXED INCOME FUND

                              FINANCIAL STATEMENTS FOR THE SIX MONTHS
                              ENDED JUNE 30, 1998 AND THE YEAR
                              ENDED DECEMBER 31, 1997

DLB FIXED INCOME FUND

TABLE OF CONTENTS
-------------------------------------------------------------------------------



FINANCIAL STATEMENTS:
       Portfolio of Investments as of June 30, 1998                                                      1 - 4

       Statement of Assets and Liabilities as of June 30, 1998                                             5

       Statement of Operations for the Six Months Ended June 30, 1998                                      6

       Statement of Changes in Net Assets for the Six Months Ended June 30, 1998
           and the Year Ended December 31, 1997                                                            7

       Financial Highlights for the Six Months Ended June 30, 1998 and Each of
           the Years in the Three-Year Period Ended December 31, 1997                                      8

       Notes to Financial Statements                                                                     9 - 11

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

                  BONDS - 95.6%

S&P/MOODY'S                                                                          PRINCIPAL               VALUE
BOND RATING                ISSUER                                                      AMOUNT
                  US GOVERNMENT - 30.0%
    AAA           US Treasury Note, 6.375%, 1999                                     $ 650,000             $ 654,674
    AAA           US Treasury Note, 5.875%, 2000                                     1,475,000             1,483,068
    AAA           US Treasury Note, 6.375%, 2000                                       300,000               303,657
    AAA           US Treasury Note, 6.375%, 2001                                       800,000               819,248
    AAA           US Treasury Note, 6.25%, 2001                                      1,000,000             1,020,780
    AAA           US Treasury Bond, 6.625%, 2002                                       775,000               802,730
    AAA           US Treasury Bond, 6.00%, 2002                                        100,000               101,687
    AAA           US Treasury Bond, 11.625%, 2002                                      500,000               616,250
    AAA           US Treasury Bond, 11.125%, 2003                                       25,000                31,129
    AAA           US Treasury Note, 5.875%, 2004                                       150,000               152,766
    AAA           US Treasury Note, 7.25%, 2004                                        450,000               489,587
    AAA           US Treasury Note, 7.50%, 2005                                         75,000                83,015
    AAA           US Treasury Note, 5.625%, 2006                                     2,000,000             2,008,120
    AAA           US Treasury Bond, 8.125%, 2021                                     1,110,000             1,445,253
                                                                                                          ----------
                                                                                                          10,011,964
                                                                                                          ----------

                  US GOVERNMENT AGENCY  - 6.9%
    AAA           Federal National Mortgage Association, 5.81%, 1999                   600,000               601,218
    AAA           Federal National Mortgage Association, 5.75%, 2003                 1,000,000             1,000,940
    AAA           Federal National Mortgage Association, 6.21%, 2007                   700,000               717,934
                                                                                                          ----------
                                                                                                           2,320,092
                                                                                                          ----------

                  MORTGAGES - 17.3%
    AAA           FHLMC Gold Pool #M90449, 5.50%, 2001                                 336,390               333,083
    AAA           FHLMC Gold Pool #G00143, 7.50%, 2023                                 246,365               252,850
    AAA           FNMA Pool #346537, 6.00%, 2011                                       445,390               440,990
    AAA           First Union Lehman CMBS, 6.56%, 2008                                 675,000               689,555
    AAA           GNMA Pool #780332, 7.25%, 2009                                       292,514               304,121
    AAA           GNMA Pool #410343, 7.50%, 2011                                       546,909               565,067
    AAA           GNMA Pool #423828, 6.00%, 2011                                       428,681               426,653
    AAA           GNMA Pool #398964, 7.50%, 2011                                       246,244               254,215

S&P/MOODY'S                                                                          PRINCIPAL               VALUE
BOND RATING                ISSUER                                                      AMOUNT
                  MORTGAGES (CONTINUED)
    AAA           GNMA Pool #357262, 7.50%, 2023                                     $ 350,055             $ 360,266
    AAA           GNMA Pool #380866, 7.00%, 2024                                        76,889                78,219
    AAA           GNMA Pool #401135, 8.50%, 2024                                       675,001               711,795
    AAA           GNMA Pool #432175, 8.00%, 2026                                        69,785                72,324
    AAA           GNMA Pool #441009, 8.00%, 2026                                       280,503               290,710
    BAA3          Green Tree Financial 1994-A, 6.90%, 2004                              39,253                39,136
    BAA3          Green Tree Financial 1995-A, 7.25%, 2005                             169,085               171,727
    AAA           Green Tree Financial 1995-2 A-4, 7.85%, 2026                         272,214               274,169
    AAA           Green Tree Financial 1995-1 A-5, 8.40%, 2025                         200,000               205,750
    AAA           Green Tree Financial 1995-3 A-4, 7.05%, 2025                         100,000               100,812
    AAA           Green Tree Financial 1996-2 A-3, 6.90%, 2027                         200,000               203,186
                                                                                                          ----------
                                                                                                           5,774,628
                                                                                                          ----------

                  ASSET BACKED - 1.5%
    AAA           California Infrastructure, 6.25%, 2004                               500,000               506,030
                                                                                                          ----------

                  BANKS - 2.0%
     A2           Suntrust Banks, 6.00%, 2026                                          400,000               395,212
    AA3           Wachovia Capital FRN TRST II, 6.25%, 2027                            265,000               272,624
                                                                                                          ----------
                                                                                                             667,836
                                                                                                          ----------

                  FINANCIAL - 4.2%
    AA3           Associates Corp. N.A., 6.45%, 2001                                   500,000               505,360
     A1           Ford Capital BV, 10.125%, 2000                                       100,000               108,870
     A1           Ford Motor Credit, 6.125%, 2003                                      400,000               400,028
     A2           John Deere Capital Corporation, 6.30%, 1999                          250,000               251,033
    AA3           Norwest Corp., 6.00%, 2000                                           150,000               150,284
                                                                                                             -------
                                                                                                           1,415,575
                                                                                                          ----------

                  INDUSTRIAL - 19.0%
    BAA3          Airgas Inc., 7.14%, 2004                                             415,000               434,924
     A1           Aluminum Company of America, 5.75%, 2001                             500,000               497,855
    BAA2          American Stores, 8.00%, 2026                                         235,000               267,670
     A3           Cardinal Health, 6.50%, 2004                                         400,000               404,864
     A3           Cardinal Health, 6.00%, 2006                                         150,000               149,601
    BAA1          Champion International, 7.20%, 2026                                  675,000               729,500

S&P/MOODY'S                                                                          PRINCIPAL               VALUE
BOND RATING                ISSUER                                                      AMOUNT
                  INDUSTRIAL (CONTINUED)
    BAA1          Comdisco Inc., 6.375%, 2001                                        $ 300,000             $ 301,272
    BAA1          Dana Corporation, 6.505%, 2008                                       350,000               355,478
     A1           International Business Machines, 6.22%, 2027                         400,000               410,684
     A3           Lockheed Martin, 7.75%, 2026                                         250,000               284,870
     A2           McDonnell Douglas, 8.25%, 2000                                        50,000                52,143
     A2           Philip Morris Companies, 7.125%, 1999                                300,000               304,281
     A2           Philip Morris Companies, 7.20%, 2007                                 175,000               180,805
    BAA1          Raytheon Co., 6.45%, 2002                                            200,000               201,984
     A3           Ryder System Inc., 8.45%, 1999                                       100,000               103,593
     A2           Sears, Roebuck & Co., 6.50%, 2000                                     50,000                51,392
     A2           Sears, Roebuck & Co., 6.95%, 2002                                    100,000               101,014
    BAA1          Supervalue Inc., 7.25%, 1999                                         500,000               505,245
    BAA3          Telecommunications Inc., 9.80%, 2012                                 170,000               218,673
    BAA3          Time Warner Inc., 9.15%, 2023                                        150,000               189,114
    BAA2          Tosco Corporation, 7.625%, 2006                                      575,000               615,554
                                                                                                          ----------
                                                                                                           6,360,516
                                                                                                          ----------

                  INTERNATIONAL BONDS - 9.3%
    BAA2          Canadian National Railroad, 7.00%, 2004                              350,000               360,882
    BAA1          Hellenic Republic, 6.95%, 2008                                       300,000               309,486
     A2           Hydro Quebec, 8.05%, 2024                                            450,000               535,374
    BAA2          Oslo Seimsmic Services, 6.25%, 2011                                  414,397               455,438
    BAA3          Petro Geo-Services, 7.50%, 2007                                      400,000               425,616
    AA3           Province of Ontario, 7.75%, 2002                                     575,000               610,598
    BAA1          Southern Investments UK, 6.375%, 2001                                400,000               401,720
                                                                                                          ----------
                                                                                                           3,099,114
                                                                                                          ----------

                  TRANSPORTATION - 3.4%
     A1           Atchinson Topeka & Santa Fe, 7.75%, 1999                              75,000                76,591
    BAA3          Delta Air Lines, 10.375%, 2022                                       130,000               180,497
    BAA1          Norfolk Southern, 7.05%, 2037                                        125,000               132,736
    BAA1          Norfolk Southern, 6.70%, 2000                                        125,000               126,551
    BAA1          United Air Lines Inc., 7.27%, 2013                                   290,346               303,342
    BAA1          Wisconsin Central Transportation, 6.625%, 2008                       300,000               299,424
                                                                                                          ----------
                                                                                                           1,119,141
                                                                                                          ----------

S&P/MOODY'S                                                                          PRINCIPAL               VALUE
BOND RATING                ISSUER                                                      AMOUNT
                  OTHER CORPORATE BONDS - 2.0%
    AAA           New Jersey Economic Development Authority,                         $ 600,000             $ 676,872
                                                                                                          ----------
                      7.425%, 2029

                  TOTAL BONDS (identified cost, $31,187,082)                                              31,951,768

                  REPURCHASE AGREEMENT - 3.1%
                  Bank of New York, dated 6/30/98, due 7/1/98                        1,029,584             1,029,584
                                                                                                          ----------
                     (secured by various U.S. Treasury Notes),
                     at cost

                  TOTAL INVESTMENTS (identified cost, $32,216,666)                                        32,981,352

                  Other assets, less liabilities - 1.3%                                                      438,074
                                                                                                          ----------

                  NET ASSETS - 100%                                                                     $ 33,419,426
                                                                                                        ============

                  See notes to financial statements.

DLB FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (identified cost, $32,216,666)               $32,981,352
   Interest receivable                                                    457,549
   Receivable from investment manager                                       8,899
                                                                      -----------
                                                                       33,447,800
                                                                      -----------

LIABILITIES:
   Payable for fund shares reacquired                                         200
   Accrued management fees                                                  5,492
   Accrued expenses                                                        22,682
                                                                      -----------

                                                                           28,374
                                                                      -----------
NET ASSETS                                                            $33,419,426
                                                                      ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                                    $31,558,771
   Unrealized appreciation on investments                                 764,686
   Accumulated undistributed net realized gain on investment
     transactions                                                         124,034
   Accumulated undistributed net investment income                        971,935
                                                                      -----------
            Total                                                     $33,419,426
                                                                      ===========

SHARES OF BENEFICIAL INTEREST OUTSTANDING                               3,034,704
                                                                      ===========
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
   PER SHARE (NET ASSETS / SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                                                       $     11.01
                                                                      ===========

See notes to financial statements.

DLB FIXED INCOME FUND

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------

INTEREST INCOME:                                                     $ 1,038,961
                                                                     -----------

EXPENSES:
   Management fee                                                         65,166
   Trustees' fees                                                          2,338
   Custodian fee                                                          28,165
   Registration fees                                                      13,914
   Accounting and audit fees                                              13,688
   Transfer agent fee                                                      3,967
   Legal fees                                                              3,126
   Printing fees                                                             708
                                                                     -----------
                                                                         131,072

   Preliminary reduction of expenses by investment manager               (41,489)
                                                                     -----------

            Net expenses                                                  89,583
                                                                     -----------

            Net investment income                                        949,378
                                                                     -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Realized gain (identified cost basis):                                131,711

   Change in unrealized appreciation                                     141,399
                                                                     -----------

            Net realized and unrealized gain on investments              273,110
                                                                     -----------

            Increase in net assets from operations                   $ 1,222,488
                                                                     ===========

See notes to financial statements.

DLB FIXED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       Six Months             Year Ended
                                                                         Ended                December 31,
                                                                     June 30, 1998                1997
                                                                     -------------            ------------
                                                                       (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
    Net investment income                                             $    949,378           $  1,240,912
    Net realized gain on investments                                       131,711                 26,429
    Net unrealized appreciation on investments                             141,399                715,791
                                                                      ------------           ------------

                                                                         1,222,488              1,983,132
                                                                      ------------           ------------

  Distributions to shareholders from net investment income                      --             (1,212,012)
                                                                      ------------           ------------

  Fund share transactions:
    Net proceeds from sales of shares                                      670,585             17,272,202
    Net asset value of shares issued in
      reinvestment of distributions                                             --                887,748
    Cost of shares reacquired                                             (628,600)            (2,036,662)
                                                                      ------------           ------------

                                                                            41,985             16,123,288
                                                                      ------------           ------------

           Total increase in net assets                                  1,264,473             16,894,408

NET ASSETS:
  At beginning of period                                                32,154,953             15,260,545
                                                                      ------------           ------------
  At end of period (including accumulated undistributed net
    investment income of $971,935 and $22,557, respectively)          $ 33,419,426           $ 32,154,953
                                                                      ============           ============

See notes to financial statements.

DLB FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                     Six Months      Year Ended       Year Ended      Period Ended
                                                                        Ended        December 31,     December 31,    December 31,
                                                                    June 30, 1998        1997            1996            1995**
                                                                    -------------    ------------     ------------    ------------
                                                                     (Unaudited)
Per share data (for a share outstanding throughout each period):
  Net asset value- beginning of period                                 $ 10.61         $ 10.11         $ 10.26           $10.00
                                                                       -------         -------         -------           ------

  Income from investment operations:
    Net investment income                                                  .31             .42             .53              .28
    Net realized and unrealized gain (loss) on investments                 .09             .49            (.15)             .37
                                                                       -------         -------         -------           ------

                                                                           .40             .91             .38              .65
                                                                       -------         -------         -------           ------

  Less distributions to shareholders:
    From net investment income (1)                                          --            (.41)           (.53)            (.28)
    From net realized gain on investments                                   --              --              --             (.11)
                                                                       -------         -------         -------           ------

                                                                            --            (.41)           (.53)            (.39)
                                                                       -------         -------         -------           ------

  Net asset value- end of period                                       $ 11.01         $ 10.61         $ 10.11           $10.26
                                                                       =======         =======         =======           ======

  Total return                                                            3.77%           9.03%           3.70%           14.75%*

  Ratios and Supplemental Data:
    Ratio of expenses to average net assets                                .55%*           .55%            .55%             .55%*
    Ratio of net investment income to average net assets                  5.83%*          5.74%           6.36%            6.24%*
    Portfolio turnover                                                      29%             44%             65%              42%
    Net assets at end of period (000 omitted)                          $33,419         $32,155         $15,261           $5,325

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that the Fund's total expenses do not exceed .55% of average daily net assets on an annualized basis. If the management fee reduction and expenses borne by the manager had been borne by the Fund and had the 1995 expenses been limited to that permitted by state securities law, the investment income per share and ratios would have been:

Net investment income                 $    .30     $    .38     $    .44     $    .19

Ratios (to average net assets):
  Expenses                                 .80%*       1.06%        1.66%        2.50%*
  Net investment income                   5.57%*       5.22%        5.25%        4.33%*

*    Annualized

** For the period from July 25, 1995 (commencement of operations) to December 31, 1995.

(1) Distributions in excess of net investment income for the year ended December 31, 1996 were less than $.01 per share.

See notes to financial statements.

DLB FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.    BUSINESS AND ORGANIZATION

      DLB Fixed Income Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust" ). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT VALUATION - Debt securities other than short-term obligations, including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service, with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value.

      REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund.

      INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

      TAXES AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1997, the Fund, for federal income tax purposes, had capital loss carryforwards of $7,677, which expire December 31, 2004. To the extent permitted by the Code, capital loss carryovers will reduce taxable income arising from future net realized gain on investments, if any, and thus will reduce the amount of the distributions to shareholders that would otherwise be necessary. The Fund files a tax return annually using tax accounting methods required by the Code that may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund's tax return, and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

      Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions for tax purposes and financial reporting purposes. Only distributions in excess of tax-basis earnings and profits are reported as a return of capital. Differences between income for the financial statements and tax-basis earnings and profits may result in temporary over-distributions for financial statement purposes, which are classified as distributions in excess of net investment income or accumulated undistributed net realized gains.

      Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.    TRANSACTIONS WITH AFFILIATES

      The Fund engages David L. Babson & Co. Inc. ("Babson") to provide investment advisory and administrative services and general office facilities. The fee for such services is computed daily and paid monthly at an effective annual rate of .40% of average daily net assets. For the six months ended June 30, 1998, the management fee amounted to $65,166, of which $32,590 was waived by Babson. Additionally, $8,899 of Fund expenses were borne by Babson.

      The Fund pays no compensation directly to those of its Trustees who also are officers of the investment manager, or to the officers of the Fund, all of whom receive remuneration for their services to the Fund from Babson.

4.    PORTFOLIO SECURITIES

      Purchases and sales of investments, other than short-term obligations, were as follows:

                                                             Purchases             Sales
                                                             ----------          ----------
      U. S.  Government securities                           $3,971,913          $3,039,733
                                                             ==========          ==========
      Investments (non-U.S.  Government securities)          $5,149,041          $6,042,194
                                                             ==========          ==========

      The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                         $ 32,216,666
                                             ============
      Gross unrealized appreciation          $    775,328
      Gross unrealized depreciation               (10,642)
                                             ------------

       Net unrealized appreciation           $    764,686
                                             ============

5.    SHARES OF BENEFICIAL INTEREST

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                              Six Months          Year Ended
                                                Ended             December 31,
                                            June 30, 1998            1997
                                            -------------         ------------
      Shares sold                                61,991            1,635,464
      Shares issued in reinvestment
        of  distributions                            --               83,908
      Redemptions                               (57,978)            (197,835)
                                             ----------           ----------
        Net increase                              4,013            1,521,537
                                             ==========           ==========

                                       DLB

The DLB Global Bond Fund





                                                              Semi Annual Report

                                                                   June 30, 1998


                       [EXPERIENCE TO MANAGE THE FUTURE]

                                                                 DLB GLOBAL BOND

Manager's Commentary

THE DLB GLOBAL BOND FUND ENDED THE FIRST HALF OF THE YEAR WITH A TOTAL RETURN OF 3.40%, OUTPERFORMING THE J.P. MORGAN GLOBAL BOND INDEX RETURN OF 3.27%, FOR THE SAME PERIOD. The annualized total return of the Fund since inception was 7.04%, whereas the J.P. Morgan Index was 4.38% for the same period.

United States

IN THE U.S., AFTER A STRONG RALLY RESULTING FROM THE ASIAN CRISIS WHICH INDUCED STRONG INFLOWS INTO TREASURIES, THE MARKET RETURNED TO MORE REASONABLE LEVELS. Several remarks by Chairman Greenspan -- and stronger than expected economic numbers -- had the effect of diminishing the elation created by the collapse of the Asian markets. The swift response by the International Monetary Fund, although criticized, also had the effect of calming the sell-off of Asian currency and equity markets, bringing the U.S. market to more sensible levels. At one point, 2-year Treasury Notes in the U.S. traded at a yield of 5.0%, implying that Fed easing was imminent. Consequently, the Fund maintained a constructive posture towards Treasuries and kept a "buying on dips" strategy.

DURING THE SECOND QUARTER, THE WORLD FINANCIAL MARKETS CONTINUED TO FEEL THE EFFECTS OF THE ASIAN FINANCIAL CRISIS. Global capital and trade flows have shifted dramatically, causing currency depreciation and asset market instability in Latin America, Russia, Australia, and New Zealand. The U.S. and Europe continued to remain relatively unaffected while their asset markets served as safe havens for investors.

TREASURIES OUTPERFORMED MOST GLOBAL MARKETS IN THE SECOND QUARTER, AS EXTERNAL FACTORS DROVE THE MARKET HIGHER TO RECORD LEVELS, HIGHLIGHTED BY A HISTORICAL LOW YIELD ON THE 30-YEAR BOND OF 5.60%. Treasuries gained on dollar/yen strength, weakness in the emerging markets, and a continued slide in commodity prices. On the domestic side, investors did not appear concerned about any rate increases by the Federal Reserve, despite the upward revision of first quarter GDP growth to 5.4% from 4.8%. With more good news about the federal budget, and investors fearing the possibility of further negative economic news globally, the chances of Fed action appeared less likely. The DLB Global Bond Fund maintained a positive view on the U.S. bond market through the second quarter. Consequently, the Fund maintained a long duration via a barbell position, hence benefiting from a flattening yield curve

                                                                 DLB GLOBAL BOND

Manager's Commentary

(i.e. the Fund was overweighted in long dated securities as well as in short term securities).

Europe

IN EUROPE, THE SITUATION DEVELOPED SLIGHTLY DIFFERENTLY DURING THE FIRST QUARTER. Although the market did not react initially to the Asian crisis with the same sense of urgency as the U.S. market, eventually it matched the strength of the U.S. It then outperformed, as there were indications by Bundesbank officials that the European Monetary Union was more likely to happen at the lower end of rates within the Union than in between the higher and lower rates. Significant improvement in inflation then helped to sustain the rally. In "Euroland" -- the candidates for the European economic and monetary union (EMU) -- markets in the second quarter also benefited from a flight-to-quality effect as the rally was widespread and strong enough to push the yield on the 10-year German government bond to a record low of 4.74%. The Fund was neutral to the core markets. However, it was overweighted in the German market compared to the Spanish market.

THE U.K. WAS THE LONE EUROPEAN MARKET NOT TO JOIN THE GLOBAL RALLY. A surprising 25 basis point rate hike in early June by the Bank of England, in response to higher than expected inflation data, led to underperformance in the U.K. gilt market. The Fund maintained a structural overweight position in the short end of the U.K. yield curve, as we continued to believe the U.K. economy will feel the impact of the Asian slowdown and the ongoing tightening that began in 1997.

Japan

THE JAPANESE MARKET, ON THE OTHER HAND, REMAINED DIRECTIONLESS FOR MOST OF THE FIRST QUARTER, ALTHOUGH IT RALLIED AT THE END AS A CONSEQUENCE OF WINDOW DRESSING FOR THE FISCAL YEAR-END. The already low levels of interest rates, coupled with the perceived need for extreme measures by government authorities to stimulate the economy, has kept this market in check. This is in spite of the fact that the economy has remained quite depressed, and the effects of the Asian crisis have been felt more directly by Japan.

IN APRIL AND MAY, JAPANESE GOVERNMENT BONDS RALLIED. In addition, Japanese government bonds also benefited from a flight-to-quality in response to the Asian crisis which compressed Japanese government bond yields further. However,

                                                                 DLB GLOBAL BOND

Manager's Commentary

the trend changed in June as Japanese investors became increasingly nervous about future supply and started buying foreign assets more actively.

IN ADDITION, YEN YIELDS ARE NOW SO LOW THAT THEY HAVE LED JAPANESE INSTITUTIONAL INVESTORS TO SEEK HIGHER RETURNS IN FOREIGN MARKETS. The Fund continues to be out of the Japanese bond market, as we do not see any value in investing in 10-year Japanese government securities yielding 1.40%.

New Zealand

THROUGHOUT THE FIRST QUARTER, THE FUND MAINTAINED A POSITIVE OUTLOOK ON THE EUROPEAN MARKETS AND REMAINED OUT OF THE JAPANESE MARKETS. In addition, the Fund was overweighted in the New Zealand market because of high real rates and accommodative monetary policy.

THE SECOND QUARTER HAS SEEN NEW ZEALAND'S ECONOMY HIT HARD BY THE ASIAN FINANCIAL CRISIS, CAUSING A TIGHTENING IN EXPORTS TO ASIA. This has been reflected in the depreciation of the New Zealand dollar. Add to this the persistence of higher-than-average interest rates, and one realized why consumer sentiment has taken a turn for the worse, slowing demand. Third quarter tax cuts which were aimed at restoring confidence and stimulating spending may not be powerful enough to offset New Zealand's slide. This is due to high levels of household debt, most of which will retard any acceleration in private demand growth. The Fund is currently overweight in the short term sector of the New Zealand bond market. We expect that New Zealand dollar authorities will lower interest rates shortly in an effort to boost consumption. This will increase the pressure on the New Zealand for another quarter, after which stability should return, assuming Asia stabilizes.

The Dollar

THE U.S. DOLLAR CONTINUES TO BE THE CURRENCY OF CHOICE BY MARKET PARTICIPANTS. It started the year moving in a range against the yen and the deutsche mark. The range was caused by the inherent strength of the dollar based on better fundamentals on one side, and the threat of Japanese fiscal stimulus on the other. After a bout of weakness induced by political turmoil in the U.S., the dollar recovered steadily, reaching new highs for the year at 135 $/yen and 1.85 $/deutsche mark. The pound has stayed firm for most of the year although, at one point, it reached a low of 1.62 against the dollar.

                                                                 DLB GLOBAL BOND

Manager's Commentary

AT THE CLOSE OF THE SECOND QUARTER, WE MAINTAIN THE VIEW THAT THE DEUTSCHE MARK IS IN A TRADING RANGE OF 1.75 TO 1.85, AND THE FOREIGN EXCHANGE EXPOSURE OF THE FUND IS MANAGED ACCORDINGLY. On the other hand, all the fundamentals seem to be pointing to a weaker yen. However, a much weaker yen will have an adverse affect on the emerging markets, which might prompt central bank intervention. Consequently, the Fund continues to hedge itself in the option market against adverse movements in the yen.

Portfolio Strategy

MANY OF THE SUPPORTING ARGUMENTS FOR MAINTAINING A LONG EXPOSURE TO FIXED INCOME MARKETS HAVE BEEN PRICED, TO A LARGE EXTENT, BY THE MARKET. We don't believe the market will move decisively in any direction until economic data for the third quarter becomes available. Even then, if the data suggests a continuation of the current slowdown, but no risk of recession, the market might remain capped. A strong rebound in the U.S. economy will most likely be very damaging for the fixed income markets worldwide.

IN SUMMARY, WE PLAN TO:

a)   Keep a positive bias towards the U.S. fixed income markets.
b)   Continue to trade the 5.40% to 5.80% range in U.S. 10-year notes.
c)   Remain underexposed in the Japanese market.
d)   Underweight the European markets.
e)   Be long in the gilt market.
f) Exit our overweight positions in the New Zealand market looking for a better point of reentry.

                                                                 DLB GLOBAL BOND

Growth of a $100,000 Investment


                Cumulative Total Return Since Inception 8/26/96

                                 DLB GLOBAL BOND  JPM GLOBAL BON
                    26-Aug-96      $100,000.00    $100,000.00
 0.00     -0.11     31-Aug-96      $100,000.00    $ 99,890.00
 1.30      0.55     30-Sep-96      $101,300.00    $100.439.40
 1.38      1.98     31-Oct-96      $102,697.94    $102,428.10
 1.27      1.43     30-Nov-96      $104,002.20    $103,892.82
-0.75     -0.70     31-Dec-96      $103,222.19    $103,165.57
 0.40     -2.50     31-Jan-97      $103,635.08    $100,586.43
 0.80     -0.69     28-Feb-97      $104,464.16    $ 99,892.38
-1.09     -0.76     31-Mar-97      $103,325.50    $ 99,133.20
 0.80     -0.56     30-Apr-97      $104,152.10    $ 98,578.05
 0.40      2.36     31-May-97      $104,568.71    $100,904.50
 0.30      1.14     30-Jun-97      $104,882.42    $102,054.81
-------------------------------------------------------------
 1.58     -0.37     31-Jul-97      $106,539.56    $101,677.20
-0.55     -0.12     31-Aug-97      $105,953.59    $101,555.19
 1.76      2.22     30-Sep-96      $107,818.37    $103,809.72
 0.77      2.12     31-Oct-97      $108,648.58    $106,010.48
 0.48     -1.20     30-Nov-97      $109,170.09    $104,738.36
 0.77     -0.11     31-Dec-97      $110,010.70    $104,623.14
 1.44      1.00     31-Jan-98      $111,594.85    $105,669.38
 0.00      0.74     28-Feb-98      $111,594.85    $106,452.86
 0.20     -0.75     31-Mar-98      $111,818.04    $105,654.47
 0.51      1.54     30-Apr-98      $112,388.31    $107,277.81
 0.50      0.43     31-May-98      $112,950.26    $107,739.11
 0.70      0.28     30-Jun-98      $113,740.91    $108,036.70

TOTAL RETURNS FOR PERIODS ENDED 6/30/98

                                           6 Months       One Year          Annualized
                                            1/1/98 -       7/1/97 -       Since Inception
                                           6/30/98        6/30/98        8/26/96 - 6/30/98
DLB GLOBAL BOND FUND                         3.40           8.44               6.95
JP Morgan Global Gov't Bond Index            3.27           5.87               4.12


DISCLOSURE STATEMENT

J.P. MORGAN GLOBAL GOVERNMENT BOND INDEX is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. The Fund's total return reflects an expense limitation in effect during the periods shown. In the absence of such expense limitation, returns would have been lower.

THIS REPORT AND THE FUND FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE DLB GLOBAL BOND FUND. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus.

       DLB GLOBAL BOND
       FUND

       FINANCIAL STATEMENTS FOR THE SIX MONTHS
       ENDED JUNE 30, 1998 AND THE YEAR ENDED
       DECEMBER 31, 1997

DLB GLOBAL BOND FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS:
        Portfolio of Investments as of June 30, 1998                                                   1 - 2

        Statement of Assets and Liabilities as of June 30, 1998                                          3

        Statement of Operations for the Six Months Ended June 30, 1998                                   4

        Statement of Changes in Net Assets for the Six Months Ended June 30, 1998
          and the Year Ended December 31, 1997                                                           5

        Financial Highlights for the Six Months Ended June 30, 1998 and Each of
          the Years  in the Two-Year Period Ended December 31, 1997                                      6

        Notes to Financial Statements                                                                 7 - 12

DLB GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

                   BONDS - 97.2%

S&P/MOODY'S                                                                                           PRINCIPAL
BOND RATING                   ISSUER                                                                    AMOUNT            VALUE
                   US GOVERNMENT  - 39.7%
    AAA            US Treasury Note, 6.375%, 2001                                                 $    3,000,000      $ 3,071,250
    AAA            US Treasury Note, 5.5%, 2008                                                        5,000,000        4,998,435
    AAA            Interamerica Development Bank, 5.75%, 2008                                          3,000,000        2,977,800
    AAA            US Treasury Bill, 1998                                                                700,000          686,893
                                                                                                                       ----------
                                                                                                                       11,734,378
                                                                                                                       ----------
                   US GOVERNMENT AGENCY - 30.4%
    AAA            Tennessee Valley Authority                                           DEM            5,000,000        3,034,225
    AAA            Federal National Mortgage Association, 5.25%, 2003                             $    4,000,000        3,939,676
    AAA            Federal National Mortgage Association, 5.75%, 2005                                  2,000,000        2,007,040
                                                                                                                       ----------
                                                                                                                        8,980,941
                                                                                                                       ----------
                   FOREIGN GOVERNMENT BONDS - 27.1%
                   Canadian Government, 7.25%, 2007                                     CAD              900,000          693,330
                   Italian Republic BTPS, 6.75%, 2007                                   ITL        2,000,000,000        1,265,042
                   French Republic BTAN, 4.50%, 2003                                    FRF           13,000,000        2,155,557
                   United Kingdom Treasury, 7.25%, 2007                                 GBP            1,000,000        1,835,615
                   New Zealand Government, 8.00%, 2001                                  NZD            1,500,000          796,317
                   Deutschland Republic, 6.25%, 2024                                    DEM            2,000,000        1,249,273
                                                                                                                       ----------
                                                                                                                        7,995,134
                                                                                                                       ----------

                   TOTAL BONDS (identified cost, $28,756,768)                                                          28,710,453
                                                                                                                       ----------

                   PURCHASED CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

                     DESCRIPTION / EXPIRATION MONTH / STRIKE PRICE                                   CONTRACTS

                   Financial futures contracts for 1,250 Japanese
                     Yen / July / 73.0 (identified cost, $ 11,937)                                      25                 12,188
                                                                                                                       ----------

                   PURCHASED PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

                     DESCRIPTION / EXPIRATION MONTH / STRIKE PRICE                                   CONTRACTS            VALUE

                   Financial futures contracts for 625 British
                     Pounds / August / 161.0                                                            10                $ 1,375

                   Financial futures contracts for 1,000,000 Japanese
                     10 year Bonds / August / 132.0                                                      2                 10,086
                                                                                                                           ------

                   TOTAL PURCHASED PUT OPTIONS
                        (identified cost, $11,885)                                                                         11,461
                                                                                                                           ------

                   TOTAL INVESTMENTS
                        (identified cost, $28,780,590)                                                                 28,734,102

                   Other Assets, Less Liabilities - 2.8%                                                                  824,990
                                                                                                                          -------

                   NET ASSETS - 100%                                                                                 $ 29,559,092
                                                                                                                     ============

                   Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.
                   dollar. A list of abbreviations is shown below.

                          CAD - Canadian Dollar                                         GBP - British Pounds
                          DEM - Deutsche Marks                                          ITL - Italian Lire
                          FRF - French Francs                                           NZD - New Zealand Dollar

                   See notes to financial statements.

DLB GLOBAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (identified cost, $28,780,590)                            $ 28,734,102
    Cash                                                                                 236,473
    Interest receivable                                                                  655,314
    Receivable from investment manager                                                    39,103
                                                                                    ------------

                                                                                      29,664,992
                                                                                    ------------

LIABILITIES:
    Payable for investments purchased                                                      4,585
    Payable for daily variation margin on open futures contracts                           4,150
    Net payable for open forward foreign currency exchange contracts sold                 63,309
    Accrued management fees                                                               13,322
    Accrued expenses                                                                      20,534
                                                                                    ------------

                                                                                         105,900
                                                                                    ------------

NET ASSETS                                                                          $ 29,559,092
                                                                                    ============

NET ASSETS CONSIST OF:
    Paid-in capital                                                                 $ 29,340,917
    Unrealized depreciation on investments and translation of assets and                (154,556)
      liabilities in foreign currencies
    Accumulated undistributed net investment income                                      741,746
    Accumulated distributions in excess of net realized gain on investment
      and foreign currency transactions                                                 (369,015)
                                                                                    ------------

                                                                                    $ 29,559,092
                                                                                    ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                              2,941,316
                                                                                    ============

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
   PER SHARE (NET ASSETS / SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                                                                     $      10.05
                                                                                    ============

See notes to financial statements.

DLB GLOBAL BOND FUND

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------

      INTEREST INCOME                                                                           $ 878,734
                                                                                                ---------

      EXPENSES:
          Management fee                                                                          108,255
          Trustees' fees                                                                            2,338
          Custodian fee                                                                            31,735
          Registration fees                                                                        16,232
          Accounting and audit fees                                                                15,272
          Legal fees                                                                                4,927
          Transfer agent fees                                                                       3,968
          Printing fees                                                                               707
                                                                                                ---------
                                                                                                  183,434

          Preliminary reduction of expenses by investment manager                                 (67,987)
                                                                                                ---------

                   Net expenses                                                                   115,447
                                                                                                ---------

                   Net investment income                                                          763,287
                                                                                                ---------

      REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
          Realized gain (loss) (identified cost basis):
            Investment transactions                                                              (205,600)
            Foreign currency transactions and forward foreign currency exchange
               contracts and other transactions denominated in foreign currency                   257,544
            Written option transactions                                                            18,618
            Futures contracts transactions                                                       (178,848)
                                                                                                ---------

                   Net realized loss                                                             (108,286)
                                                                                                ---------

          Change in unrealized appreciation (depreciation):
            Investments                                                                           454,124
            Foreign currency and forward foreign currency exchange contracts and other
               transactions denominated in foreign currency                                      (177,926)
            Written options                                                                          (444)
            Futures contracts                                                                      21,659
                                                                                                ---------

                   Net unrealized gain                                                            297,413
                                                                                                ---------

                   Net realized and unrealized gain                                               189,127
                                                                                                ---------

                   Increase in net assets from operations                                       $ 952,414
                                                                                                =========

See notes to financial statements.

DLB GLOBAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                         Six Months            Year Ended
                                                                           Ended              December 31,
                                                                       June 30, 1998              1997
                                                                       -------------          ------------
                                                                        (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
    Net investment income                                              $    763,287           $  1,537,352
    Net realized gain (loss) on investments                                (108,286)               780,420
    Net unrealized appreciation (depreciation) on investments               297,413               (552,906)
                                                                       ------------           ------------

                                                                            952,414              1,764,866
                                                                       ------------           ------------

  Distributions to shareholders:
    From net investment income                                                   --             (1,537,352)
    In excess of net investment income                                           --               (938,259)
                                                                       ------------           ------------

                                                                                 --             (2,475,611)
                                                                       ------------           ------------

  Fund share transactions:
    Net proceeds from sales of shares                                       140,775                932,227
    Net asset value of shares issued in
      reinvestment of distributions                                              --              2,475,611
    Cost of shares reacquired                                               (35,379)                (1,077)
                                                                       ------------           ------------

                                                                            105,396              3,406,761
                                                                       ------------           ------------

            Total increase in net assets                                  1,057,810              2,696,016

NET ASSETS:
  At beginning of period                                                 28,501,282             25,805,266
                                                                       ------------           ------------
  At end of period (including accumulated undistributed
     (distributions in excess of) net investment income of
     $741,746 and $(21,541), respectively)                             $ 29,559,092           $ 28,501,282
                                                                       ============           ============

See notes to financial statements.

DLB GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                                          Six Months      Year Ended       Period Ended
                                                                            Ended        December 31,      December 31,
                                                                         June 30, 1998       1997             1996**
                                                                         -------------   ------------      ------------
                                                                          (Unaudited)
Per share data (for a share outstanding throughout
  each period):
  Net asset value- beginning of period                                      $  9.72        $  9.99           $ 10.00
                                                                            -------        -------           -------

  Income from investment operations:
    Net investment income                                                       .26            .58               .19
    Net realized and unrealized gain on investments
     and foreign currency                                                       .07            .08               .13
                                                                            -------        -------           -------

                                                                                .33            .66               .32
                                                                            -------        -------           -------

Less distributions to shareholders:
  From net investment income                                                      -           (.58)             (.19)
  In excess of net investment income                                              -           (.35)             (.11)
  From net realized gain on investments and foreign currency                      -              -              (.03)
                                                                            -------        -------           -------

                                                                                  -           (.93)             (.33)
                                                                            -------        -------           -------

Net asset value- end of period                                              $ 10.05        $  9.72           $  9.99
                                                                            =======        =======           =======


Total Return                                                                   3.40%          6.57%             3.21%

Ratios and Supplemental Data:
  Ratio of expenses to average net assets                                       .80%*          .80%              .80%*
  Ratio of net investment income to average net assets                         5.29%*         5.64%             5.35%*
  Portfolio turnover                                                            247%           234%              232%
  Net assets at end of period (000 omitted)                                 $29,559        $28,501           $25,805

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that the Fund's total expenses do not exceed .80% of average daily net assets on an annualized basis. If the management fee reduction and expenses borne by the manager had been borne by the Fund, the investment income per share and ratios would have been:



      Net investment income                              $ .24        $ .52        $ .17

      Ratios (to average net assets):
        Expenses                                          1.27%*       1.42%        1.33%*
        Net investment income                             4.82%*       5.01%        4.81%*

*    Annualized
** For the period from August 26, 1996 (commencement of operations) to December 31, 1996.

See notes to financial statements.

DLB GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.       BUSINESS AND ORGANIZATION

         DLB Global Bond Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

2.       SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT VALUATION - Debt securities, including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service, with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value.

         REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that the Fund's investment advisor has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund.

         REVERSE REPURCHASE AGREEMENTS - The Fund may enter into reverse repurchase agreements in which the Fund sells securities to a bank or dealer and agrees to repurchase them at a mutually agreed date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

         FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars at current exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars at currency exchange rates prevailing on the respective dates of such transactions. Security transaction gains and losses attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. Income and expense gains and losses that are attributable to changes in foreign exchange rates are recorded for financial statement purposes as foreign currency transaction gains and losses. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

         PURCHASED OR WRITTEN OPTIONS - The Fund may purchase and sell call and put options with respect to securities and foreign currencies. Upon the purchase or sale of an option by the Fund, the premium paid or received is recorded as an investment or liability, the value of which is marked to market daily. Premiums paid or received from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Fund has realized a gain or a loss on investment transactions. The risk associated with purchasing options is limited to the premium originally paid. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold or purchased and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

         FUTURES CONTRACTS - The Fund may enter into futures contracts for the delayed delivery of securities or foreign currency. Upon entering such contracts, the Fund must deposit either in cash or securities an amount equal to a specified percentage of the contract amount. Subsequent payments are made or received by the Fund each day depending on the fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in futures contracts are designed to hedge against anticipated future changes in interest or exchange rates. Investments in futures may also be made in order to reduce fluctuations in net asset value by hedging against a decline in the value of securities or currencies owned by the Fund or an increase in the value of securities or currencies which the Fund expects to purchase. The Fund may also use such techniques, to the extent permitted by applicable law, as a substitute for direct investment in foreign securities. Should interest or exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The risks associated with these contracts include the possible inability of counterparties to meet the terms of the contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund enters into forward contracts for hedging purposes only. The Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value resulting from unfavorable exchange rate movements. Forward foreign currency exchange contracts are adjusted by the daily change in the exchange rates of the underlying currencies, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

         INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

         TAXES AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1997, the Fund, for federal income tax purposes, had capital loss carryforwards of $208,993, which expire December 31, 2005. To the extent permitted by the Code, capital loss carryovers will reduce taxable income arising from future net realized gain on investments, if any, and thus will reduce the amount of the distributions to shareholders that would otherwise be necessary. The Fund files a tax return annually using tax accounting methods required by the Code that may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund's tax return, and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes are provided with respect to interest and dividend income earned in foreign currencies in accordance with applicable tax rates and, to the extent unrecoverable, are recorded as a reduction of net investment income.

         Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions for tax purposes and financial reporting purposes. Only distributions in excess of tax-basis earnings and profits are reported as a return of capital. Differences between income for the financial statements and tax-basis earnings and profits may result in temporary over-distributions for financial statement purposes, which are classified as distributions in excess of net investment income or accumulated undistributed net realized gains.

         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.       TRANSACTIONS WITH AFFILIATES

         The Fund engages David L. Babson & Co. Inc. ("Babson") to provide investment advisory and administrative services and general office facilities. The fee for such services is computed daily and paid monthly at an effective annual rate of .75% of average daily net assets. For the six months ended June 30, 1998, the management fee amounted to $108,255, of which $28,884 was waived by Babson. Additionally, $39,103 of Fund expenses were borne by Babson.

         Babson has entered into a sub-advisory agreement with Potomac Babson Incorporated ("PBI") with respect to the management of the international component of the Fund's portfolio. Under the sub-advisory agreement, Babson pays PBI a monthly fee at the effective annual rate of .65% of average daily net assets. PBI is a 60% owned subsidiary of Babson.

         The Fund pays no compensation directly to those of its Trustees who also are officers of the investment manager, or to the officers of the Fund, all of whom receive remuneration for their services to the Fund from Babson.

4.       PORTFOLIO SECURITIES

         Purchases and sales of investments, other than purchased options and short-term obligations, were as follows:

                                                                 Purchases              Sales
                                                                 ---------              -----
         U. S.  Government securities                           $61,874,717          $66,343,973
                                                                ===========          ===========

         Investments (non-U.S. Government securities)          $10,442,189          $ 5,351,475
                                                                ===========          ===========

         The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:


         Aggregate cost                          $ 28,780,590
                                                 ============

         Gross unrealized depreciation           $   (503,625)
         Gross unrealized appreciation                457,137
                                                 ------------

            Net unrealized depreciation          $    (46,488)
                                                 ============

5.       SHARES OF BENEFICIAL INTEREST

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months        Year Ended
                                                               Ended          December 31,
                                                           June 30, 1998          1997
                                                           -------------      ------------
         Shares sold                                           14,185             92,967
         Shares issued in reinvestment
           of  distributions                                       --            254,910
         Redemptions                                           (3,598)              (107)
                                                             --------           --------
           Net increase                                        10,587            347,770
                                                             ========           ========

6.       FINANCIAL INSTRUMENTS

         The Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to such market risks as changes in interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and written option contracts. The notional or contractual amounts of these instruments represent the Fund's investment in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 1998 is as follows:

         Forward Foreign Currency Exchange Contracts

                                                                                    In                            Net Unrealized
                        Settlement                  Contracts to                Exchange            Contracts      Appreciation
                           Date                   Deliver/Receive                  For              at Value      (Depreciation)
                        ----------                ---------------               --------            ---------     --------------
         Sales            7/31/98       CAD            1,030,000                $ 702,113           $ 701,346           $ 767
                          7/31/98       DEM            8,095,000                4,469,906           4,496,137         (26,231)
                          7/31/98       FRF           13,067,000                2,159,834           2,165,725          (5,891)
                          7/31/98       GBP            1,110,000                1,842,600           1,849,361          (6,761)
                          7/31/98       ITL        2,261,700,000                1,265,640           1,273,473          (7,833)
                          7/31/98       NZD            1,583,000                  802,581             819,941         (17,360)
                                                                             ------------        ------------       ---------
                                                                             $ 11,242,674        $ 11,305,983       $ (63,309)
                                                                             ============        ============       =========

         At June 30, 1998, the Fund had sufficient cash and securities to cover any commitments under these contracts.

Futures Contracts


                                                                            Unrealized
           Expiration          Contracts                     Position      Depreciation
           ----------          ---------                     --------      ------------
         September 1998        10 U.S. Treasury Futures        Short        $ (5,987)
         September 1998        3 German 10-year Futures        Short          (4,592)
                                                                            --------
                                                                            $(10,579)
                                                                            ========


         At June 30,1998, the Fund had sufficient cash and securities to cover margin requirements on open futures contracts.

Written Option Transactions

                                                                          1997 Puts
                                                                  Contracts         Premiums
                                                                  ---------         --------
         Written options outstanding at beginning of period              10         $  3,100
         Options written                                                 45           29,243
         Options expired                                                (10)          (3,100)
         Options closed                                                 (45)         (29,243)
                                                                   --------         --------
         Written options outstanding at end of period                    --         $     --
                                                                   ========         ========


7.       RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

         Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall government supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

DLB

THE DLB QUANTITATIVE EQUITY FUND

SEMI ANNUAL REPORT
JUNE 30, 1998

[EXPERIENCE TO MANAGE THE FUTURE]

                                                    DLB QUANTITATIVE EQUITY FUND


Manager's Commentary

IT'S BEEN ANOTHER STRONG HALF YEAR FOR THE U.S. STOCK MARKET. The Standard & Poors 500 Index is up over 15%. Our Fund's performance of 20.55% has been strong, outperforming not only the ubiquitous S&P 500 at 17.71%, but also outperforming our specific benchmark, the Russell 1000 Growth Index at 20.38%.

LARGE STOCKS, IN GENERAL, HAVE OUTPERFORMED SMALL STOCKS OVER THIS PERIOD. Using the Russell indices as a proxy, the large stocks (Russell 1000) rose 16.20% against the small stocks' (Russell 2000) return of 4.93% -- a spread of over 11%. Further examination of large-cap returns shows that the very largest firms had the best performance of all, regardless of standard valuation parameters such as price-to-earnings (P/E) multiples. Moreover, using the Russell 1000 Value and Growth indices as proxies, value stocks underperformed growth stocks by more than 8%.

THE FUND, BY DESIGN, IS CONSTRUCTED TO BE RISK-NEUTRAL TO THE RUSSELL 1000 GROWTH INDEX. This has the effect of being sector neutral( having roughly the same economic sector weight) to this benchmark. In addition, other characteristics such as beta (average propensity of the portfolio to move in concert with the market), dividend yield, and market capitalization are held neutral to the benchmark. This neutral stance allows us to focus on picking the best stocks in each sector without engaging in risky market timing.

THE LAST YEAR (SINCE OCTOBER) HAS SEEN THE MARKET FOCUS ON MACROECONOMIC ISSUES, IGNORING UNTIL TOO LATE SPECIFIC STOCK ISSUES. The Asian monetary/political crisis is one such macroeconomic issue. Our strategy tends to do well when the market's focus is on individual stocks -- low valuation and earnings estimate increases are particularly valued at that time. Macro-oriented markets tend to operate on broad themes. In the present one, the theme seems to be U.S. stocks with a great deal of liquidity (i.e. the largest stocks in the U.S.). We surmise that with the strength of the U.S. dollar and the relative value and volatility of most other major currencies, global investors are buying dollar-denominated securities, including U.S. equities. The Fund is well positioned to take advantage of a shift in the market's focus from macro-issues to specific stock issues.

                                                    DLB QUANTITATIVE EQUITY FUND


           Growth of a $100,000 Investment

   Cumulative Total Return Since Inception 8/26/96

                            dlb quant    R1000 Growth

                   Aug 26-96  $100,000.00  $100,000.00
 -1.5       0.24      Aug-96   $98,500.00  $100,240.00
 8.02       7.28   30-Sep-96  $106,399.70  $107,537.47
 3.48        0.6   31-Oct-96  $110,102.41  $108,182.70
 9.08       7.51   30-Nov-96  $120,099.71  $116,307.22
-1.33      -1.96   31-Dec-96  $118,502.38  $114,027.60
 7.55       7.01   31-Jan-97  $127,449.31  $122,020.93
 0.56      -0.68   28-Feb-97  $128,163.03  $121,191.19
-3.73      -5.41   31-Mar-97  $123,382.55  $114,634.74
 6.92       6.64   30-Apr-97  $131,920.62  $122,246.49
 6.01       7.22   31-May-97  $139,849.05  $131,072.69
 3.42          4   30-Jun-97  $144,631.89  $136,315.60
10.82       8.84   31-Jul-97  $160,281.06  $148,365.89
-3.68      -5.85   31-Aug-97  $154,382.71  $139,686.49
 6.56       4.92   30-Sep-96  $164,510.22  $146,559.07
-6.66       -3.7   31-Oct-97  $153,553.84  $141,136.38
 3.67       4.25   30-Nov-97  $159,189.26  $147,134.68
-1.58       1.12   31-Dec-97  $156,674.07  $148,782.58
 2.75       2.99   31-Jan-98  $160,982.61  $152,231.18
  8.9   7.522208   28-Feb-98  $175,310.06  $164,757.55
 3.01   3.986421   31-Mar-98  $180,586.90  $171,325.48
 0.36   1.383818   30-Apr-98  $181,237.01  $173,696.31
-1.54    -2.8376   31-May-98  $178,445.96  $168,767.51
 5.85   6.124595   30-Jun-98  $188,885.05  $179,103.83


                  TOTAL RETURNS (%) FOR PERIODS ENDED 6/30/98

                                      6 Months      One Year      Annualized
                                      1/1/98 -      7/1/97 -    Since Inception
                                       6/30/98      6/30/98    8/26/96 - 6/30/98
DLB QUANTITATIVE GROWTH FUND            20.55        30.61        39.35
Russell 1000 Growth                     20.38        31.39        35.54

Disclosure Statement

RUSSELL 1000 GROWTH INDEX contains those Russell 1000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. The Fund's total return reflects an expense limitation in effect during the periods shown. In the absence of such expense limitation, returns would have been lower.

THIS REPORT AND THE FUND FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE DLB QUANTITATIVE EQUITY FUND. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus.

DLB QUANTITATIVE
EQUITY FUND

FINANCIAL STATEMENTS FOR THE SIX MONTHS
ENDED JUNE 30, 1998 AND THE YEAR
ENDED DECEMBER 31, 1997

DLB QUANTITATIVE EQUITY FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS:

      Portfolio of Investments as of June 30, 1998                        1 - 5

      Statement of Assets and Liabilities as of June 30, 1998               6

      Statement of Operations for the Six Months Ended June 30, 1998        7

      Statement of Changes in Net Assets for the Six Months Ended
      June 30, 1998 and the Year Ended December 31, 1997                    8

      Financial Highlights for the Six Months Ended June 30, 1998
      and Each of the Years in the Two-Year Period Ended December
      31, 1997                                                              9

      Notes to Financial Statements                                      10 - 12

DLB QUANTITATIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

COMMON STOCKS - 99.4%

        ISSUER                                           SHARES         VALUE
AEROSPACE - 4.9%
General Dynamics Corporation                               6,400     $   297,600
Gulfstream Aerospace Corporation (*)                      16,600         771,900
Lockheed Martin Corporation                                2,800         296,450
Northrop Grumman Corporation                               1,700         175,313
                                                                     -----------
                                                                       1,541,263
                                                                     -----------

AIRLINES - .6%
UAL Corporation (*)                                        2,300         179,400
                                                                     -----------

APPAREL - 12.5%
Fruit of the Loom, Inc. (*)                                7,400         245,588
Jones Apparel Group, Inc. (*)                             24,200         884,813
Liz Claiborne Inc.                                        12,600         658,350
Ross Stores Inc.                                          15,400         662,200
VF Corporation                                            14,000         721,000
Warnaco Group, Inc.                                       18,700         793,581
                                                                     -----------
                                                                       3,965,532
                                                                     -----------

AUTO & TRUCK MANUFACTURERS - 2.0%
Chrysler Corporation                                       1,600          90,200
Ford Motor Company                                         9,100         536,900
                                                                     -----------
                                                                         627,100
                                                                     -----------

BANKS - 2.6%
The Chase Manhattan Corporation                           11,000         830,500
                                                                     -----------

BEVERAGES - .5%
The Coca-Cola Company                                      1,900         162,450
                                                                     -----------

        ISSUER                                           SHARES         VALUE
CHEMICALS - 2.1%
PPG Industries, Inc.                                       1,600     $   111,300
Solutia Incorporated                                      19,500         559,406
                                                                     -----------
                                                                         670,706
                                                                     -----------

COMPUTERS - 7.3%
Dell Computer Corporation (*)                             12,600       1,169,438
International Business Machines Corporation                5,500         631,469
Storage Technology Corporation (*)                        12,000         520,500
                                                                     -----------
                                                                       2,321,407
                                                                     -----------

COMPUTER SERVICES - .8%
Computer Associates International, Inc.                    4,350         241,697
                                                                     -----------

COMPUTER SOFTWARE - 6.7%
Microsoft Corporation (*)                                 17,700       1,918,238
Oracle Systems Corporation (*)                             8,300         203,869
                                                                     -----------
                                                                       2,122,107
                                                                     -----------

CONSTRUCTION - .5%
USG Corporation                                            3,000         162,375
                                                                     -----------

DIVERSIFIED - 2.5%
Hartford Financial Services Group, Inc.                    1,000         114,375
Litton Industries, Inc. (*)                               11,400         672,600
                                                                     -----------
                                                                         786,975
                                                                     -----------

DRUGS - 14.1%
Amgen, Inc. (*)                                           14,200         928,325
Bristol-Meyers Squibb Company                              8,400         965,475
Merck & Co., Inc.                                         11,700       1,564,875
Pfizer Inc.                                                7,500         815,156
Schering-Plough Corporation                                2,100         192,413
                                                                     -----------
                                                                       4,466,244
                                                                     -----------

        ISSUER                                           SHARES         VALUE
ELECTRICAL EQUIPMENT - 4.6%
General Electric Company                                  13,700     $ 1,246,700
W.W. Grainger, Inc.                                        4,400         219,175
                                                                     -----------
                                                                       1,465,875
                                                                     -----------

ELECTRONIC INSTRUMENTS - .7%
Tektronix Inc.                                             6,200         219,325
                                                                     -----------

ELECTRIC POWER - .8%
PECO Energy Company (*)                                    8,700         253,931
                                                                     -----------

FINANCIAL SERVICES - 4.9%
Lehman Brothers Holdings Inc.                              9,500         736,844
Morgan Stanley, Dean Witter, Discover & Co.                8,900         813,238
                                                                     -----------
                                                                       1,550,082
                                                                     -----------

FOOD PRODUCERS - 1.8%
Interstate Bakeries Corporation                           17,400         577,463
                                                                     -----------

INSURANCE COMPANIES - 2.0%
Wellpoint Health Networks Inc. (*)                         8,300         614,200
                                                                     -----------

INTERNATIONAL OIL - .5%
Exxon Corporation                                          2,000         142,625
                                                                     -----------

MACHINERY & EQUIPMENT - 5.2%
Aeroquip-Vickers Inc.                                      6,000         350,250
Caterpillar Inc.                                          11,400         602,775
Deere & Company                                           13,100         692,663
                                                                     -----------
                                                                       1,645,688
                                                                     -----------

MEDICAL SUPPLIES & SERVICES - 5.0%
Abbott Laboratories                                       11,800         482,325
Becton, Dickinson and Company                              1,700         131,963
Guidant Corporation                                        8,800         627,550
Johnson & Johnson                                          4,500         331,875
                                                                     -----------
                                                                       1,573,713
                                                                     -----------

        ISSUER                                           SHARES         VALUE
OIL SERVICES - .9%
Global Marine Inc. (*)                                    12,300     $   229,856
Rowan Companies, Inc. (*)                                  3,300          64,144
                                                                     -----------
                                                                         294,000
                                                                     -----------

PRINTING & PUBLISHING - 4.5%
American Greetings Corporation                            15,900         807,919
Central Newspapers, Inc.                                   1,700         118,575
Knight-Ridder, Inc.                                        3,000         165,188
Washington Post Company                                      600         345,600
                                                                     -----------
                                                                       1,437,282
                                                                     -----------

RECREATION - 1.4%
KingWorld Productions Inc. (*)                            17,700         451,350
                                                                     -----------

RESTAURANT & LODGING - 1.7%
Outback Steakhouse Inc. (*)                               13,800         538,200
                                                                     -----------

RETAIL - GENERAL - 2.0%
Federated Department Stores Inc. (*)                      11,700         629,606
                                                                     -----------

RETAIL - DISCOUNT - 2.1%
The TJX Companies Inc.                                     6,800         164,050
Wal Mart Stores Inc.                                       8,300         504,225
                                                                     -----------
                                                                         668,275
                                                                     -----------

RETAIL - SPECIALTY - 1.3%
Intimate Brands, Inc.                                     15,200         418,950
                                                                     -----------

SEMICONDUCTORS - .5%
Intel Corporation                                          2,300         170,482
                                                                     -----------

STEEL - .2%
USX - U.S. Steel Group                                     2,100          69,300
                                                                     -----------

TELEPHONE - 1.2%
AT&T Corporation                                           6,400         365,600
                                                                     -----------

        ISSUER                                           SHARES         VALUE
TOBACCO - 1.0%
Universal Corporation                                      8,800     $   328,900
                                                                     -----------

TOTAL COMMON STOCKS
     (identified cost, $22,983,950)                                   31,492,603

Other assets, less liabilities - .6%                                     193,108
                                                                     -----------

NET ASSETS - 100%                                                    $31,685,711
                                                                     ===========

(*) Non-income producing security

See notes to financial statements.

DLB QUANTITATIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

ASSETS:

   Investments, at value (identified cost, $22,983,950)              $31,492,603
   Cash                                                                  201,354
   Receivable for fund shares sold                                         1,731
   Dividends and interest receivable                                      20,337
   Receivable from investment manager                                     10,000
                                                                     -----------
                                                                      31,726,025
                                                                     -----------

LIABILITIES:
   Accrued management fees                                                13,728
   Accrued expenses                                                       26,586
                                                                     -----------

                                                                          40,314
                                                                     -----------

NET ASSETS                                                           $31,685,711
                                                                     ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                                   $20,816,652
   Unrealized appreciation on investments                              8,508,653
   Accumulated undistributed net realized gain on investment
     transactions                                                      2,352,843
   Accumulated undistributed net investment income                         7,563
                                                                     -----------

            Total                                                    $31,685,711
                                                                     ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                              1,806,342
                                                                     ===========
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
   PER SHARE (NET ASSETS / SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                                                      $     17.54
                                                                     ===========

See notes to financial statements.

DLB QUANTITATIVE EQUITY FUND

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends                                                        $   123,464
   Interest                                                               5,948
                                                                    -----------
                                                                        129,412
                                                                    -----------

EXPENSES:
   Management fee                                                       108,205
   Trustees' fees                                                         2,338
   Custodian fee                                                         23,403
   Registration fees                                                     14,195
   Accounting and audit fees                                             12,694
   Transfer agent fee                                                     3,967
   Legal fees                                                             3,127
   Printing fees                                                            708
                                                                    -----------
                                                                        168,637

   Preliminary reduction of expenses by investment manager              (38,954)
                                                                    -----------

            Net expenses                                                129,683
                                                                    -----------

            Net investment loss                                            (271)
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

   Realized gain                                                      2,362,194

   Change in unrealized appreciation                                  3,007,173
                                                                    -----------

            Net realized and unrealized gain on investments           5,369,367
                                                                    -----------

            Increase in net assets from operations                  $ 5,369,096
                                                                    ===========

See notes to financial statements.

DLB QUANTITATIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                 Six Months       Year Ended
                                                                   Ended         December 31,
                                                               June 30, 1998        1997
                                                                ------------     ------------
                                                                (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $       (271)    $     45,839
   Net realized gain on investments                                2,362,194        1,189,437
   Net unrealized appreciation on investments                      3,007,173        3,708,423
                                                                ------------     ------------
                                                                   5,369,096        4,943,699
                                                                ------------     ------------

Distributions to shareholders:
   From net investment income                                             --          (43,840)
   From net realized gain on investments                                  --       (1,335,243)
   In excess of net realized gain on investments                          --           (9,351)
                                                                ------------     ------------
                                                                          --       (1,388,434)
                                                                ------------     ------------

Fund share transactions:
   Net proceeds from sales of shares                               1,378,691        6,349,810
   Net asset value of shares issued in
     reinvestment of distributions                                        --        1,388,434
   Cost of shares reacquired                                        (131,559)        (121,323)
                                                                ------------     ------------
                                                                   1,247,132        7,616,921
                                                                ------------     ------------
         Total increase in net assets                              6,616,228       11,172,186

NET ASSETS:
At beginning of period                                            25,069,483       13,897,297
                                                                ------------     ------------
At end of period (including accumulated undistributed
   net investment income of $7,563 and $7,834, respectively)    $ 31,685,711     $ 25,069,483
                                                                ============     ============

See notes to financial statements.

DLB QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                            Six Months      Year Ended     Period Ended
                                                              Ended        December 31,    December 31,
                                                          June 30, 1998        1997           1996 **
                                                            ----------      ----------      ----------
                                                            (Unaudited)
Per share data (for a share outstanding throughout
   each period):
   Net asset value- beginning of period                     $    14.55      $    11.66      $    10.00
                                                            ----------      ----------      ----------

   Income from investment operations:
    Net investment income                                           --             .03             .01
    Net realized and unrealized gain on investments               2.99            3.73            1.84
                                                            ----------      ----------      ----------

                                                                  2.99            3.76            1.85
                                                            ----------      ----------      ----------
   Less distributions to shareholders:
    From net investment income                                      --            (.03)           (.01)
    From net realized gain on investments                           --            (.83)           (.18)
    In excess of net realized gain on investment                    --            (.01)             --
                                                            ----------      ----------      ----------

                                                                    --            (.87)           (.19)
                                                            ----------      ----------      ----------

   Net asset value- end of period                           $    17.54      $    14.55      $    11.66
                                                            ==========      ==========      ==========

   Total Return                                                  20.55%          32.23%          18.51% *

   Ratios and Supplemental Data:
    Ratio of expenses to average net assets                        .90% *          .90%            .90% *
    Ratio of net investment income to average net assets           .00% *          .23%            .43% *
    Portfolio turnover                                              35%             46%              1%
    Net assets at end of period (000 omitted)               $   31,686      $   25,069      $   13,897

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that the Fund's total expenses do not exceed .90% of average daily net assets on an annualized basis. If the management fee reduction and expenses borne by the manager had been borne by the Fund the investment income (loss) per share and ratios would have been:


    Net investment income (loss)                            $     (.02)     $     (.05)     $     (.01)

    Ratios (to average net assets):
      Expenses                                                    1.17% *         1.55%           1.82% *
      Net investment loss                                         (.27%) *        (.43%)          (.50%) *

*   Annualized

** For the period from August 26, 1996 (commencement of operations) to December 31, 1996.

See notes to financial statements.

DLB QUANTITATIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.    BUSINESS AND ORGANIZATION

      DLB Quantitative Equity Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust" ). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.    SIGNIFICANT ACCOUNTING POLICIES


      INVESTMENT VALUATION - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value.

      REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund.

      INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities. Interest income is recorded on the accrual basis.

      TAXES AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Fund files a tax return annually using tax accounting methods required by the Code that may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund's tax return, and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes are provided with respect to interest and dividend income earned in foreign currencies in accordance with applicable tax rates and, to the extent unrecoverable, are recorded as a reduction of net investment income.

      Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions for tax purposes and financial reporting purposes. Only distributions in excess of tax-basis earnings and profits are reported as a return of capital. Differences between income for the financial statements and tax-basis earnings and profits may result in temporary over-distributions for financial statement purposes, which are classified as distributions in excess of net investment income or accumulated undistributed net realized gains.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.    TRANSACTIONS WITH AFFILIATES

      The Fund engages David L. Babson & Co. Inc. ("Babson") to provide investment advisory and administrative services and general office facilities. The fee for such services is computed daily and paid monthly at an effective annual rate of .75% of average daily net assets. For the six months ended June 30, 1998, the management fee amounted to $108,205, of which $28,954 was waived by Babson. Additionally, $10,000 of Fund expenses were borne by Babson.

      The Fund pays no compensation directly to those of its Trustees who also are officers of the investment manager, or to the officers of the Fund, all of whom receive remuneration for their services to the Fund from Babson.

4.    PORTFOLIO SECURITIES

      Purchases and sales of investments, other than short-term obligations, aggregated $11,449,916 and $10,148,089, respectively.


      The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:


      Aggregate cost                                                $22,983,950
                                                                    ===========

      Gross unrealized appreciation                                 $ 8,898,741
      Gross unrealized depreciation                                    (390,088)
                                                                    -----------

        Net unrealized appreciation                                 $ 8,508,653
                                                                    ===========

5.    SHARES OF BENEFICIAL INTEREST

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                  Six Months      Year Ended
                                                     Ended        December 31,
                                                 June 30, 1998        1997
                                                   --------         --------
      Shares sold                                    90,686          444,204
      Shares issued in reinvestment
        of distributions                                 --           95,246
      Redemptions                                    (7,869)          (8,001)
                                                   --------         --------
      Net increase                                   82,817          531,449
                                                   ========         ========

DLB

THE DLB GLOBAL SMALL CAP FUND

SEMI ANNUAL REPORT
JUNE 30, 1998

[EXPERIENCE TO MANAGE THE FUTURE]

                                                       DLB GLOBAL SMALL CAP FUND


Manager's Commentary

THE TOTAL ASSETS IN THE FUND AS OF JUNE 30, 1998, WERE $15.2 MILLION, OF WHICH 49.6% WERE INVESTED IN U.S. SECURITIES AND 50.4% WERE HELD IN INTERNATIONAL SECURITIES. For the six months ended June 30, 1998, the Fund and its benchmark indices achieved total returns as follows:

DLB Global Small Cap          10.65%
Salomon EMI ex-U.S.           16.78%
Russell 2500                   5.66%
Combined Index*               11.26%

* The combined index is made up of the Salomon EMI (ex-U.S.) - 50.4%, and Russell 2500 Indices - 49.6%.

THIS HAS NOT BEEN A GOOD YEAR FOR SMALL-TO-MID-CAP STOCKS. Investors have focused on the perceived safety of the large, multi-national blue chip corporations and have bid up these stocks to historically high levels. Smaller stocks have languished. We feel that there is considerable risk in larger companies right now due to unrealistically high earnings growth expectations and the potential for earnings disappointments due to the economic situation in Asia. Stocks of smaller companies, by comparison, look attractively priced on relative valuation ratios such as price-to-earnings, price-to-sales, and price-to-book.

STRONG PERFORMANCES FROM METROMAIL AND J.B. HUNT TRANSPORTATION HELPED THE PORTFOLIO. Metromail agreed to be acquired by Great Universal Stores. J.B. Hunt has benefited from the logistical problems plaguing U.S. railroads. Traffic snarls and delayed deliveries have caused shippers to seek alternative modes of transportation. Also, a program to retain more experienced drivers by increasing their pay has proved effective in lowering accident rates and reducing insurance costs.

LISTED BELOW ARE THE BEST AND WORST PERFORMING U.S. STOCKS IN THE FUND FOR THE FIRST HALF OF 1998.

--------------------------------------------------------------------------------
Best Performers                Business                     Gain (%)
--------------------------------------------------------------------------------
J.B. Hunt Transportation       Trucking & Shipping          90.0
Metromail Corporation          Professional Services        65.6
Elsag Bailey                   Machinery & Equipment        45.8
EG&G Inc.                      Aerospace                    44.1
La-Z-Boy Incorporated          Furniture & Appliances       31.0

--------------------------------------------------------------------------------
Underperformers                Business                     Loss (%)
--------------------------------------------------------------------------------
First Security CP Corp.        Bank                         63.3
Dimon Incorporated             Tobacco                      57.1
Wallace Computer Services      Office Equipment             38.9
Nabors Industries              Coal, Gas & Pipe             36.8
Exide Corporation              Auto Parts                   35.0
--------------------------------------------------------------------------------

                                                       DLB GLOBAL SMALL CAP FUND

Manager's Commentary

THERE WAS A STRIKING DIVERGENCE OF PERFORMANCE OF INTERNATIONAL MARKETS DURING THE FIRST HALF OF 1998. While Asian stock markets continued to suffer in the wake of the economic crisis affecting the region, European markets moved up sharply on the back of economic recovery and the successful introduction of the single currency. Once again weighting has been increased in European markets at the expense of Asia, and our focus has been on domestic businesses that will benefit from the economic pick-up, thus avoiding exposure to Asia or, in the case of the United Kingdom, those exporters that are struggling with the strong British pound. Selected Asian smaller companies are trading on very attractive valuations, but we believe that until there are signs of economic and political stability returning to the region, it is too early to increase weightings there.

1998 HAS GOTTEN OFF TO A STRONG START, REFLECTING THE FUNDAMENTAL ATTRACTIONS OF SMALLER COMPANIES AT CURRENT VALUATION LEVELS.

LISTED BELOW ARE THE BEST AND WORST PERFORMING INTERNATIONAL STOCKS IN THE FUND FOR THE FIRST HALF OF 1998.

--------------------------------------------------------------------------------
                                                                   Gain (%)
Best Performers (Country)           Business                 (in local currency)
--------------------------------------------------------------------------------
St. James Place Capital (U.K.)      Life Insurance                  92.6
MLP (Germany)                       Financial Products              90.3
Alliance Unichem (U.K.)             Pharmaceutical Dist.            64.3
W.S. Atkins (U.K.)                  Business Services               64.0
Brake Brothers (U.K.)               Food Distribution               61.9

--------------------------------------------------------------------------------
                                                                   Loss (%)
Worst Performers (Country)          Business                 (in local currency)
--------------------------------------------------------------------------------
Chen Hsong Holdings (Hong Kong)     Machinery                       51.5
YGM Trading (Hong Kong)             Retailing                       44.6
Gold Peak (Hong Kong)               Batteries                       38.4
Fairey Group (U.K.)                 Engineering                     36.1
Perlis Plantations (Malaysia)       Holding Company                 32.7

                                                       DLB GLOBAL SMALL CAP FUND

Growth of a
$100,000 Investment

                Cumulative Total Return Since Inception 7/19/95

                                                             r2500/
                                        dlb global sm      salomon emi                    Salomon emiXus
                                        --------------     --------------                 --------------
Jul-19-95                                $100,000.00        $100,000.00                   $100,000.00
Jul 95         0.30          5.86        $100,300.00        $105,860.00        0.42       $100,420.00
Aug 95        -1.50         -0.88         $98,795.50        $104,928.43       -2.53        $97,879.37
Sep 95         1.01          6.22         $99,793.33        $111,454.98        0.76        $98,623.26
Oct 95        -1.40         -2.98         $98,396.23        $108,133.62       -2.88        $95,782.91
Nov 95         2.64          3.18        $100,993.89        $111,572.27        2.93        $98,589.35
Dec 95         2.99          2.98        $104,013.61        $114,897.12        3.83       $102,365.32
Jan 96         2.32          1.30        $106,426.72        $116.390.79        1.78       $104,187.42
Feb 96         3.22          2.16        $109,853.66        $118,904.83        1.56       $105,812.75
Mar 96         2.47          2.19        $112,567.05        $121,508.84         2.3       $108,246.44
Apr 96         2.42          5.00        $115,291.17        $127,584.29        5.26       $113,940.20
May 96         1.14          0.65        $116.605.49        $128,413.58       -0.81       $113,017.29
Jun 96        -1.30         -1.26        $115,089.62        $126,795.57        0.01       $113,028.59
Jul 96        -4.90         -5.22        $109,450.23        $120,176.84       -3.78       $108,756.11
Aug 96         1.20          2.98        $110,763.63        $123,758.11        1.01       $109,854.54
Sep 96         0.27          2.13        $111,062.69        $126,394.16        0.56       $110,469.73
Oct 96        -0.45         -0.50        $110,562.91        $125,762.19       -0.39       $110,038.90
Nov 96         2.64          3.00        $113,481.77        $129,535.06        1.64       $111,843.53
Dec 96         0.69         -0.45        $114,264.79        $128,952.15       -1.84       $109,785.61
Jan 97        -2.86          0.05        $110,996.82        $129,016.63       -2.16       $107,414.24
Feb 97            0          0.24        $109,450.23        $120,465.27        1.68       $110,583.21
Mar 97        -0.64         -2.79        $108,749.74        $117,104,29       -1.33       $109,112.45
Apr 97        -1.85         -0.21        $106,737.87        $116,858.37       -1.49       $107,486.68
May 97         5.38          7.74        $112,480.37        $125,903.21        6.41       $114,376.57
Jun 97         3.58          3.15        $116,507.17        $129,869.16        2.26       $116,961.48
Jul 97         2.42          2.21        $119,326.64        $132,739.27       -1.51       $115,195.36
31-Aug-97      -1.1         -1.32        $118,014.05        $130,987.11       -4.27       $110,276.52
30-Sep-96      2.47          4.28        $120,929.00        $136.593.36        1.78       $112,239.44
31-Oct-97      -3.5         -4.24        $116.696.48        $130,801.80       -3.95       $107,805.99
30-Nov-97     -1.04         -1.83        $115,482.84        $128,408.12       -4.46       $102,997.84
31-Dec-97      2.09          0.04        $117,896.43        $128,459.49       -2.21       $100,721.59
31-Jan-98     -0.62          1.15        $117.165.47        $129,936.77        4.17       $104,921.68
28-Feb-98      7.14      7.355326        $125,531.09        $139,494.05        7.46       $112,748.83
31-Mar-98      6.33       4.54066        $133.477.20        $145,828.00         4.7       $118,048.03
30-Apr-98      0.55        0.5624        $134.211.33        $146,648.13        0.76       $118,945.20
31-May-98      0.78      -1.38336        $135,258.18        $144,619.46        1.86       $121,157.58
30-Jun-98     -3.56      -1.41216        $130.442.99        $142,577.20       -2.92       $117,619.77



TOTAL RETURNS (%) FOR PERIODS ENDED 6/30/98

                                      6 Months     One Year        Annualized
                                      1/1/98 -     7/1/97 -     Since Inception
                                      6/30/98      6/30/98     7/19/95 - 6/30/98
DLB GLOBAL SMALL CAP FUND              10.65         11.99            9.78
Combined Index                         11.26          9.01           15.25
Salomon EMI (ex-US)                    16.78          0.56            5.12
Russell 2500 Index                      5.66         18.10           19.32

Disclosure Statement

THE DLB GLOBAL SMALL CAPITALIZATION FUND invests in a combination of domestic and international securities. The relative proportions of the Fund's assets fluctuate over time. The "Combined Index" used as a benchmark to measure the performance of this Fund is a composite of the Russell 2500 Index and Salomon Brothers Extended Market Index, ex-US, (EMI), weighted in each (monthly) period to reflect the proportions of the Fund's assets invested in domestic and international securities, respectfully, during such period. As of June 30, 1998, such proportions were 49.6% domestic, 50.4% international.

SALOMON BROTHERS EXTENDED MARKET INDEX, EX-US, (EMI) represents the bottom 20% of the cumulative available market capital of the BMI. The EMI defines the small stock index outside the U.S.

SALOMON BROTHERS BROAD MARKET INDEX (BMI) fully represents the universe of institutionally available global stocks. All companies with an available market capitalization greater than US $100 million are included in the index.

RUSSELL 2500 INDEX consists of the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index, representing approximately 23% of the Russell 3000 total market capitalization. This index is a good measure of small to medium-small stock performance in the U.S.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. The Fund's total return reflects an expense limitation in effect during the periods shown. In the absence of such expense limitation, returns would have been lower.

THIS REPORT AND THE FUND FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE DLB GLOBAL SMALL CAP FUND. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus.

DLB GLOBAL SMALL
CAPITALIZATION FUND

FINANCIAL STATEMENTS FOR THE SIX MONTHS
ENDED JUNE 30, 1998 AND THE YEAR
ENDED DECEMBER 31, 1997

DLB GLOBAL SMALL CAPITALIZATION FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS:

      Portfolio of Investments as of June 30, 1998                        1 - 7

      Statement of Assets and Liabilities as of June 30, 1998               8

      Statement of Operations for the Six Months Ended June 30, 1998        9

      Statement of Changes in Net Assets for the Six Months Ended
        June 30, 1998 and the Year Ended December 31, 1997                  10

      Financial Highlights for the Six Months Ended June 30, 1998
        and Each of the Years in the Three-Year Period Ended December
        31, 1997                                                           11

      Notes to Financial Statements                                     12 - 15

DLB GLOBAL SMALL CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS - 96.2%

         ISSUER                                           SHARES        VALUE
AEROSPACE - 2.5%
EG&G Inc.                                                  6,000     $   180,000
Newport News Shipbuilding, Inc.                            7,200         192,600
                                                                     -----------
                                                                         372,600
                                                                     -----------

APPAREL - 1.4%
The Stride Rite Corporation                               14,500         218,406
                                                                     -----------

AUTO PARTS - 2.8%
Bandag Incorporated                                        4,300         148,350
Exide Corporation                                          9,100         152,994
The Standard Products Company                              4,200         118,125
                                                                     -----------
                                                                         419,469
                                                                     -----------

BANKS - 2.1%
Dime Bancorp, Inc.                                         5,500         164,656
Golden State Bancorp, Inc. (*)                             4,500         133,875
Golden State Bancorp, Inc. Warrants (*)                    4,500          23,906
                                                                     -----------
                                                                         322,437
                                                                     -----------

BUILDING SUPPLIES - 1.2%
Dal Tile International Inc. (*)                           18,300         179,569
                                                                     -----------

COAL GAS & PIPE - 1.0%
Nabors Industries (*)                                      7,600         150,575
                                                                     -----------

COMPUTERS - 1.4%
Gerber Scientific Inc.                                     9,300         211,575
                                                                     -----------

         ISSUER                                           SHARES        VALUE
ELECTRONICS & INSTRUMENTS - 3.5%
Intergraph Corporation (*)                                20,200     $   172,962
Magnetek Incorporated (*)                                 10,000         157,500
Scitex Corporation Ltd. (*)                               15,500         202,469
                                                                     -----------
                                                                         532,931
                                                                     -----------
EQUITY INVESTMENT TRUSTS - 1.1%
HCC Insurance Holdings, Inc.                               7,700         169,400
                                                                     -----------

FOOD PRODUCERS - 1.1%
Ralcorp Holdings Inc. (*)                                  8,900         167,988
                                                                     -----------

FURNITURE & APPLIANCES - 2.0%
Herman Miller, Inc.                                        4,300         104,544
La-Z-Boy Incorporated                                      3,500         197,750
                                                                     -----------
                                                                         302,294
                                                                     -----------

INSURANCE COMPANIES - 2.1%
HSB Group, Inc.                                            3,300         176,550
Life USA Holdings Inc.                                    11,400         147,488
                                                                     -----------
                                                                         324,038
                                                                     -----------

MACHINERY & EQUIPMENT - 4.3%
Elsag Bailey Process Automation NV (*)                     6,700         161,218
Flowserve Corporation                                      5,295         130,389
Foster Wheeler Corporation                                 5,100         109,331
Harsco Corporation                                         3,200         146,600
Unova Inc. (*)                                             5,300         113,950
                                                                     -----------
                                                                         661,488
                                                                     -----------

METALS & MINING - 2.7%
Calmat Co.                                                 7,600         167,200
Martin Marietta Materials                                  5,400         243,000
                                                                     -----------
                                                                         410,200
                                                                     -----------

MISCELLANEOUS DIVERSIFIED - 1.0%
Unisource Worldwide                                       13,800         149,212
                                                                     -----------

         ISSUER                                           SHARES        VALUE
NATURAL GAS - 1.2%
Equitable Resources, Inc.                                  5,800     $   176,900
                                                                     -----------

OFFICE EQUIPMENT - 1.0%
Wallace Computer Services                                  6,500         154,375
                                                                     -----------

PAPER & FOREST PRODUCTS - 1.0%
Albany International Corp.                                 6,432         153,966
                                                                     -----------

PRINTING & PUBLISHING - 4.9%
ACNeilsen Corporation (*)                                  9,700         244,925
Central Newspapers, Inc.                                   2,300         160,425
Hollinger International                                   10,800         183,600
Lee Enterprises                                            5,100         156,188
                                                                     -----------
                                                                         745,138
                                                                     -----------

PROFESSIONAL SERVICES - 1.5%
Policy Management Systems Corporation (*)                  6,000         235,500
                                                                     -----------

SPECIALTY CHEMICALS - .9%
Calgon Carbon                                             14,000         139,125
                                                                     -----------

SPECIALTY RETAIL - 1.9%
Charming Shoppes (*)                                      24,100         114,475
Enesco Group Inc.                                          5,900         181,425
                                                                     -----------
                                                                         295,900
                                                                     -----------

TELECOMMUNICATIONS - 1.3%
Commscope Inc. (*)                                        12,500         202,344
                                                                     -----------

TOBACCO - .7%
Dimon Incorporated                                         9,800         110,250
                                                                     -----------

TRANSPORTATION - 1.3%
Fritz Companies Inc. (*)                                  14,900         199,288
                                                                     -----------

         ISSUER                                           SHARES        VALUE
TRUCKING & SHIPPING - 2.6%
Halter Marine Group Inc. (*)                               9,600     $   146,600
J.B. Hunt Transport Services, Inc.                         3,700         131,813
Yellow Corporation (*)                                     6,000         111,375
                                                                     -----------
                                                                         389,788
                                                                     -----------

FOREIGN

BELGIUM - 1.8%
Colruyt NV (Food Retailers) (*)                              350         274,657
                                                                     -----------

FINLAND - 1.3%
KCI Konecranes International (Diversified Industrial)      4,000         203,518
                                                                     -----------

FRANCE - 7.3%
Brioche Pasquier, SA (Food Producers)                      1,300         161,049
Christian Dalloz (Safety Products) (*)                     1,000         127,357
L'Europeenne d'Extincteurs (Diversified Industrial)        2,000         161,760
M6 - Metropole Television (Media)                          1,750         292,921
Societe Manutan SA (Distributors)                          2,000         186,900
Royal Canin SA (Food Producers)                            3,000         171,684
                                                                     -----------
                                                                       1,101,671
                                                                     -----------

GERMANY - 3.4%
MLP Pref., Non Voting (Life Insurance) (**)                  200          97,547
Rhoen-Klinikum, AG (Private Healthcare) (*)                2,000         197,866
SKW Trostberg, AG (Chemicals) (*)                          6,000         216,156
                                                                     -----------
                                                                         511,569
                                                                     -----------

HONG KONG - 1.9%
CDL Hotel International Limited (Leisure and Hotels)     150,000          44,524
Chen Hsong Holdings (Engineering)                        150,000          21,681
Gold Peak Industries (Holdings) Ltd. (Warrants 2000)
   (Electronic and Electrical) (*)                        30,000             619
Gold Peak Industries (Holdings) Ltd. (Electronic and
   Electrical) (*)                                       150,000          51,300
Vitasoy International Holdings, Ltd. (Food
   Producers) (*)                                        250,000          82,273
VTech Holdings Ltd. (Electronic and Electrical) (*)       15,000          55,849
YGM Trading Ltd. (Textiles and Apparel)                  100,000          36,136
                                                                     -----------
                                                                         292,382
                                                                     -----------

         ISSUER                                           SHARES        VALUE
HUNGARY - .3%
Pick Szeged RT-GDR (Food Producers)                        4,250     $    49,691
                                                                     -----------

IRELAND - .8%
CBT Group, PLC - ADR (Support Services) (*)                2,200         117,700
                                                                     -----------

ITALY - 3.5%
Banca Popolare Di Brescia (Banking)                       12,000         226,378
Gewiss SpA (Electronic and Electrical)                     7,000         146,466
Industrie Natuzzi SpA (Furniture Producer)                 6,000         156,000
                                                                     -----------
                                                                         528,844
                                                                     -----------

JAPAN - 3.7%
Aderans Company, Ltd. (Healthcare)                         3,000          65,713
Altech Co. Ltd. (Distributors)                             2,000          19,455
FCC Co. Ltd. (Engineering)                                   300           2,594
Hosiden (Electronic Products) (*)                          8,000          85,888
Misumi Corporation (Distributors)                          2,000          33,721
Mori Seiki Company, Ltd. (Engineering)                     9,000         110,178
Mycal Card Inc. (Consumer Credit)                          3,000          53,608
Nihon Jumbo Company Ltd. (Support Services)                   60             320
Ryohin Keikaku (Retailer) (*)                              1,000          95,832
T&K Toka Company Ltd. (Chemicals)                          1,000          18,734
Union Tool Co. (Engineering)                               2,000          72,054
                                                                     -----------
                                                                         558,097
                                                                     -----------

MALAYSIA - .1%
Jaya Jusco Stores Berhad (General Retailers)              12,000           7,146
Perlis Plantations Berhad (Diversified Industrial)        15,000          13,020
                                                                     -----------
                                                                          20,166
                                                                     -----------

NETHERLANDS - 4.0%
Brunel International, NV (Temporary Employment)            3,500         145,353
Kempen & Company, NV (Banking) (*)                         1,750         135,462
Nutreco Holding, NV (Food Producers)                       6,000         209,957
Royal Numico (KON), NV (Food Nutrition)                    3,500         109,574
                                                                     -----------
                                                                         600,346
                                                                     -----------

         ISSUER                                           SHARES        VALUE
NEW ZEALAND - .3%
Guinness Peat Group (Other Financial)                     60,500     $    45,254
                                                                     -----------

NORWAY - 1.2%
Tomra Systems ASA (Diversified Industrial)                 6,000         179,887
                                                                     -----------

SINGAPORE - .5%
Haw Par Healthcare Limited (Pharmaceuticals)              50,000          26,635
TIBS Holdings Limited (Transport)                        120,000          46,878
                                                                     -----------
                                                                          73,513
                                                                     -----------

SPAIN - 1.3%
Mapfre Vida Seguros (Life Insurance)                       4,000         191,279
                                                                     -----------

SWITZERLAND - 3.6%
Bank Sarasin Ltd. (Banking) (*)                               90         157,822
Fotolabo, SA (Support Services) (*)                          600         196,981
Phoenix Mecano AG (Engineering)                              300         193,816
                                                                     -----------
                                                                         548,619
                                                                     -----------

THAILAND - .2%
Matichon Public Co. Ltd (Media)                           24,000          28,369
                                                                     -----------

UNITED KINGDOM - 12.5%
Alliance Unichem PLC (Healthcare)                         21,300         185,803
WS Atkins PLC (Support Services) (*)                      15,000         147,500
Peter Black Holdings, PLC (Household Goods)               19,000         116,890
Brake Brothers PLC (Food Retailers)                        9,000         140,113
N Brown Group PLC (General Retailers)                     20,000         117,365
Cattles PLC (Other Financial)                             20,000         201,008
Devro PLC (Food Producers)                                15,000         126,089
Expro International Group, PLC (Oil Exploration)           9,000          75,128
Fairey Group PLC (Electronic and Electrical)              11,300          63,482
Redrow Group PLC (Housebuilder)                           26,000          65,979
Rotork PLC (Engineering)                                  13,000          78,133
SDX Business Systems PLC (Telecommunication) (*)          17,000          88,834
Seton Scholl Healthcare PLC (Healthcare)                  13,000         163,861

         ISSUER                                           SHARES        VALUE
UNITED KINGDOM (CONTINUED)
Spirax-Sarco Engineering PLC (Engineering)                12,000     $   106,681
St. James' Place Capital PLC (Life Insurance)             41,000         220,802
                                                                     -----------
                                                                       1,897,668
                                                                     -----------

TOTAL COMMON AND PREFERRED STOCKS
    (identified cost, $12,152,984)                                    14,617,986

                                                         PRINCIPAL
                                                           AMOUNT
REPURCHASE AGREEMENT - 2.9%
Bank of New York, dated 6/30/98, due 7/1/98
    (secured by various US Treasury Notes), at cost       $442,310       442,310
                                                                     -----------

TOTAL INVESTMENTS (identified cost, $12,595,294)                      15,060,296

Other assets, less liabilities - .9%                                     134,344
                                                                     -----------

NET ASSETS - 100%                                                    $15,194,640
                                                                     ===========

(*)  Non-income producing security

(**) Preferred Stock

See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

ASSETS:

   Investments, at value (identified cost, $12,595,294)                    $ 15,060,296
   Foreign cash, at value (cost, $140,091)                                      139,717
   Receivable for investments sold                                              186,159
   Receivable for fund shares sold                                                  781
   Dividends and interest receivable                                             22,405
   Receivable from investment manager                                            17,733
   Other                                                                          9,673
                                                                           ------------

                                                                             15,436,764
                                                                           ------------

LIABILITIES:
   Payable for investments purchased                                            208,902
   Accrued management fees                                                       10,090
   Accrued expenses                                                              23,132
                                                                           ------------

                                                                                242,124
                                                                           ------------

NET ASSETS                                                                 $ 15,194,640
                                                                           ============

NET ASSETS CONSIST OF:
   Paid-in capital                                                         $ 11,956,745
   Unrealized appreciation on investments and translation of assets and
     liabilities in foreign currencies                                        2,465,418
   Accumulated net realized gain on investment and foreign
     currency transactions                                                      786,424
   Accumulated distributions in excess of net investment income                 (13,947)
                                                                           ------------

            Total                                                          $ 15,194,640
                                                                           ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                     1,219,070
                                                                           ============

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
   PER SHARE (NET ASSETS / SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                                                            $      12.46
                                                                           ============

See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends (net of foreign tax withheld of $10,727)                              $   113,196
   Interest                                                                             10,931
                                                                                   -----------
                                                                                       124,127
                                                                                   -----------
EXPENSES:
   Management fee                                                                       74,163
   Trustees' fees                                                                        2,339
   Custodian fee                                                                        32,926
   Accounting and audit fees                                                            14,133
   Registration fees                                                                    12,403
   Transfer agent fee                                                                    3,967
   Legal fees                                                                            3,127
   Printing fees                                                                           708
                                                                                   -----------
                                                                                       143,766
   Preliminary reduction of expenses by investment manager                             (32,618)
                                                                                   -----------
            Net expenses                                                               111,148
                                                                                   -----------
            Net investment income                                                       12,979
                                                                                   -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Realized gain (loss) (identified cost basis):
     Investment transactions                                                           792,300
     Foreign currency transactions and forward foreign currency exchange
        contracts and other transactions denominated in foreign currency                 2,112
                                                                                   -----------
            Net realized gain on investments and foreign currency                      794,412
                                                                                   -----------
   Change in unrealized appreciation (depreciation):
     Investments                                                                       651,908
     Foreign currency and forward foreign currency exchange contracts and other
        transactions denominated in foreign currency                                       701
                                                                                   -----------
            Net unrealized gain on investments and foreign currency                    652,609
                                                                                   -----------
            Net realized and unrealized gain on investments and foreign
               currency                                                              1,447,021
                                                                                   -----------
            Increase in net assets from operations                                 $ 1,460,000
                                                                                   ===========

See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                           Six Months         Year Ended
                                                                              Ended           December 31,
                                                                          June 30, 1998          1997
                                                                          ------------        ------------
                                                                              (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
    Net investment income                                                 $     12,979        $     29,173
    Net realized gain on investments and foreign currency                      794,412              27,312
    Net unrealized appreciation on investments and foreign currency            652,609             572,764
                                                                          ------------        ------------

                                                                             1,460,000             629,249
                                                                          ------------        ------------

  Distributions to shareholders:
    From net investment income                                                    --                (9,121)
    From net realized gain on investments                                         --               (27,312)
    In excess of net realized gain on investments                                 --                (9,806)
    Tax return of capital                                                         --              (474,986)
                                                                          ------------        ------------

                                                                                  --              (521,225)
                                                                          ------------        ------------

  Fund share transactions:
    Net proceeds from sales of shares                                          283,612             906,178
    Net asset value of shares issued in
      reinvestment of distributions                                               --               521,225
    Cost of shares reacquired                                                 (436,114)           (233,889)
                                                                          ------------        ------------

                                                                              (152,502)          1,193,514
                                                                          ------------        ------------

            Total increase in net assets                                     1,307,498           1,301,538

NET ASSETS:
  At beginning of period                                                    13,887,142          12,585,604
                                                                          ------------        ------------
  At end of period (including accumulated distributions in excess
     of net investment income of $13,947 and $26,926, respectively)       $ 15,194,640        $ 13,887,142
                                                                          ============        ============


See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

FINANCIAL HIGHLIGHTS


                                                                     Six Months       Year Ended         Year Ended     Period Ended
                                                                       Ended         December 31,      December 31,     December 31,
                                                                    June 30, 1998        1997             1996            1995**
                                                                     ----------       ----------       ----------       ----------
                                                                    (Unaudited)

Per share data (for a share outstanding throughout each period):
  Net asset value- beginning of period                               $    11.27       $    11.19       $    10.33       $    10.00
                                                                     ----------       ----------       ----------       ----------

  Income from investment operations:
     Net investment income                                                  .01              .02              .01              .07
     Net realized and unrealized gain on investments                       1.18              .50             1.01              .33
                                                                     ----------       ----------       ----------       ----------

                                                                           1.19              .52             1.02              .40
                                                                     ----------       ----------       ----------       ----------
  Less distributions to shareholders:
     From net investment income                                            --               (.01)            (.01)            (.07)
     From net realized gain on investments                                 --               (.02)            (.11)            --
     In excess of net realized gain on investment                          --               (.01)            (.04)            --
     Tax return of capital                                                 --               (.40)            --               --
                                                                     ----------       ----------       ----------       ----------

                                                                           --               (.44)            (.16)            (.07)
                                                                     ----------       ----------       ----------       ----------

  Net asset value- end of period                                     $    12.46       $    11.27       $    11.19       $    10.33
                                                                     ==========       ==========       ==========       ==========

  Total return                                                            10.56%            4.66%            9.85%            8.96*%

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets                               1.50%*           1.50%            1.46%            1.46%*
     Ratio of net investment income to average net assets                   .18%*            .22%             .09%            1.46%*
     Portfolio turnover                                                      22%              44%              22%               5%
     Net assets at end of period (000 omitted)                       $   15,195       $   13,887       $   12,586       $   10,509


The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that the Fund's total expenses do not exceed 1.50% of average daily net assets on an annualized basis. If the management fee reduction and expenses borne by the manager had been borne by the Fund and had the 1995 expenses been limited to that permitted by state securities law, the investment income (loss) per share and ratios would have been:




Net investment income (loss)        $ (.01)          $ (.05)           $ (.10)          $ .02

Ratios (to average net assets):
  Expenses                            1.94%*           2.14%             2.36%           2.50%*
  Net investment income (loss)        (.26%)*          (.42%)            (.77%)           .42%*

*   Annualized

* * For the period from July 19, 1995 (commencement of operations) to December 31, 1995.



  See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.     BUSINESS AND ORGANIZATION


DLB Global Small Capitalization Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust" ). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.


2.     SIGNIFICANT ACCOUNTING POLICIES


INVESTMENT VALUATION - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars at current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars at currency exchange rates prevailing on the respective dates of such transactions. Security transaction gains and losses attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as foreign currency transaction gains and losses. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The risks associated with these contracts include the possible inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund enters into forward contracts for hedging purposes only.The Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value resulting from unfavorable exchange rate movements. Forward foreign currency exchange contracts are adjusted by the daily change in the exchange rates of the underlying currencies, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities. Interest income is recorded on the accrual basis.

TAXES AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Fund files a tax return annually using tax accounting methods required by the Code that may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund's tax return, and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes are provided with respect to interest and dividend income earned in foreign currencies in accordance with applicable tax rates and, to the extent unrecoverable, are recorded as a reduction of net investment income.

Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions for tax purposes and financial reporting purposes. Only distributions in excess of tax-basis earnings and profits are reported as a return of capital. Differences between income for the financial statements and tax-basis earnings and profits may result in temporary over-distributions for financial statement purposes, which are classified as distributions in excess of net investment income or accumulated undistributed net realized gains.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates

3.       TRANSACTIONS WITH AFFILIATES

The Fund engages David L. Babson & Co. Inc. ("Babson") to provide investment advisory and administrative services and general office facilities. The fee for such services is computed daily and paid monthly at an effective annual rate of 1.00% of average daily net assets. For the six months ended June 30, 1998, the management fee amounted to $74,163, of which $14,885 was waived by Babson. Additionally, $17,733 of Fund expenses were borne by Babson.

Babson has entered into a sub-advisory agreement with Babson-Stewart Ivory International ("BSII"), an affiliate of Babson, with respect to the management of the international component of the Fund's portfolio. Under the sub-advisory agreement, Babson pays BSII a monthly fee at the effective annual rate of .50% of average daily net assets.

The Fund pays no compensation directly to those of its Trustees who also are officers of the investment manager, or to the officers of the Fund, all of whom receive remuneration for their services to the Fund from Babson.

4.       PORTFOLIO SECURITIES

Purchases and sales of investments, other than short-term obligations, aggregated $3,243,420 and $3,466,891, respectively.


The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                                                 $    12,595,294
                                                               ===============

Gross unrealized appreciation                                  $     3,626,648
Gross unrealized depreciation                                       (1,161,646)
                                                               ---------------
   Net unrealized appreciation                                 $     2,465,002
                                                               ===============

5.       SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                   Six Months           Year Ended
                                      Ended             December 31,
                                  June 30, 1998            1997
                                    --------             --------

Shares sold                           23,336               81,079
Shares issued in reinvestment
   of  distributions                    --                 46,413
Redemptions                          (36,165)             (20,517)
                                    --------             --------
   Net increase (decrease)           (12,829)             106,975
                                    ========             ========


6.       FINANCIAL INSTRUMENTS

The Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to such market risks as changes in interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the Fund's investment in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not have any open financial instruments at June 30, 1998.

7.       RISKS ASSOCIATED WITH FOREIGN INVESTMENTS



Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall government supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

                                      DLB

THE DLB MID CAPITALIZATION FUND


                                                              SEMI ANNUAL REPORT
                                                                   JUNE 30, 1998


                       [EXPERIENCE TO MANAGE THE FUTURE]

MANAGER'S COMMENTARY

THE DLB MID CAP FUND ROSE 0.8% IN THE FIRST HALF OF 1998, COMPARED TO A 5.7% INCREASE IN THE RUSSELL 2500 INDEX. Our performance lagged due to a handful of stocks that suffered significant price declines on little or no fundamental news. In each of these cases, we continue to believe that these stocks will be rewarding, long-term holdings and have added to the Fund's position.

STRONG PERFORMANCES FROM METROMAIL (+74%) AND J.B. HUNT TRANSPORTATION (+86%) HELPED THE PORTFOLIO. J.B. Hunt has benefited from the logistical problems plaguing U.S. railroads. Traffic snarls and delayed deliveries have caused shippers to seek alternative modes of transportation. Also, a program to retain more experienced drivers by increasing their pay has proved effective in lowering accident rates and reducing insurance costs.

THIS HAS NOT BEEN A GOOD YEAR FOR SMALL-TO-MID-CAP STOCKS. Investors have focused on the perceived safety of the large, multi-national blue chip corporations and have bid up these stocks to historically high levels. Smaller stocks have languished. We feel that there is considerable risk in larger companies right now due to unrealistically high earnings growth expectations and the potential for earnings disappointments due to the economic situation in Asia. Stocks of smaller companies, by comparison, look attractively priced on relative valuation ratios such as price-to-earnings, price-to-sales, and price-to-book.

IT WILL BE DIFFICULT FOR STOCKS TO MAINTAIN CURRENT VALUATION LEVELS IN THE FACE OF SLOWING EARNINGS GROWTH. We continue to seek out attractively valued companies with internal catalysts to produce improving profitability and earnings growth and are hopeful that the second half of 1998 will prove better than the first.

                                                                DBL MID CAP FUND
--------------------------------------------------------------------------------

GROWTH OF A $100,000 INVESTMENT

                                                  DLB MID                  RUSS 2500
                                                  $100,000.00              $100,000.00
 0.50          3.14           31-Jul-95           $100,500.00              $103,140.00
-0.80          1.60           31-Aug-95            $99,696.00              $104,790.24
 1.10          1.87           30-Sep-95           $100,792.66              $106,749.82
-2.18         -3.13           31-Oct-95            $98,595.38              $103,408.55
 8.42          4.27           30-Nov-95           $106,897.11              $107,824.09
 2.22          1.71           31-Dec-95           $109,270.22              $109,667.89
 1.86          0.71           31-Jan-96           $111,302.65              $110,446.53
 3.01          3.01           28-Feb-96           $114,652.86              $113,770.97
 2.66          2.04           31-Mar-96           $117,702.62              $116,091.90
 1.30          4.62           30-Apr-96           $119,232.76              $121,455.34
 2.22          2.71           30-May-96           $121,879.73              $124,746.78
-1.75         -3.07           30-Jun-96           $119,746.83              $120,917.05
-6.37         -7.32           31-Jul-96           $112,118.96              $112,065.93
 3.54          5.75           31-Aug-96           $116,087.97              $118,509.72
 0.96          4.33           30-Sep-96           $117,202.41              $123,641.19
-1.04         -0.66           31-Oct-96           $115,983.51              $122,825.16
 5.35          4.83           30-Nov-96           $122,188.63              $128,757.61
 2.63          1.37           31-Dec-96           $125,402.19              $130,521.59
 0.78          2.76           31-Jan-97           $126,380.32              $134,123.99
 0.86         -1.49           28-Feb-97           $127,467.19              $132,125.54
 0.09         -4.53           31-Mar-97           $127,581.91              $126,140.25
    0          1.26           30-Apr-97           $127,581.91              $127,729.62
 7.94          9.21           31-May-97           $137,711.92              $139,493.52
 6.25          4.09           30-Jun-97           $146,318.91              $145,198.80
--------------------------------------------------------------------------------------
-6.37      5.861947           31-Jul-97           $136,998.40              $153,710.28
 3.54      1.391769           31-Aug-97           $141,848.14              $155,849.57
 0.96       6.53715           30-Sep-96           $143,209.88              $166,037.69
-1.04     -4.492473           31-Oct-97           $141,720.50              $158,578.49
 5.35      0.447115           30-Nov-97           $149,302.55              $159,287.52
 2.63      1.891999           31-Dec-97           $153,229.21              $162,301.24
 0.78      -1.52841           31-Jan-98           $154,424.39              $159,820.61
 0.86      7.261465           28-Feb-98           $155,752.44              $171,425.93
 0.09      4.386311           31-Mar-98           $155,892.62              $178,945.20
    0      0.377811           30-Apr-98           $155,892.62              $179,621.28
 7.94     -4.642327           31-May-98           $168,270.49              $171,282.67
 6.25      0.118172           30-Jun-98           $178,787.40              $171,485.08


                                   TOTAL RETURNS (%) FOR PERIODS ENDED 12/31/97
                                   --------------------------------------------
                                   6 Months      One Year       Annualized
                                   1/1/98 -      7/1/97 -     Since Inception
                                    6/30/98       6/30/98    7/25/95 - 6/30/98
DLB MID CAPITALIZATION FUND           0.42        14.45           18.75
Russell 2500                          5.66        18.10           19.34

DISCLOSURE STATEMENT

RUSSELL 2500 INDEX consists of the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index, representing approximately 23% of the Russell 3000 total market capitalization. This index is a good measure of small to medium-small stock performance.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. The Fund's total return reflects an expense limitation in effect during the periods shown. In the absence of such expense limitation, returns would have been lower.

THIS REPORT AND THE FUND FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE DLB MID CAPITALIZATION FUND. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                         ----------------------------------------

                         DLB Mid Capitalization
                         Fund

                         Financial Statements for the Six Months
                         Ended June 30, 1998 and the Year
                         Ended December 31, 1997

DLB MID CAPITALIZATION FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS:

        Portfolio of Investments as of June 30, 1998                                   1 - 4

        Statement of Assets and Liabilities as of June 30, 1998                          5

        Statement of Operations for the Six Months Ended June 30, 1998                   6

        Statement of Changes in Net Assets for the Six Months Ended June 30, 1998
            and the Year Ended December 31, 1997                                         7

        Financial Highlights for the Six Months Ended June 30, 1998 and Each of
            the Years in the Three-Year Period Ended December 31, 1997                   8

        Notes to Financial Statements                                                  9 - 11

DLB MID CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

COMMON STOCKS - 97.1%

              ISSUER                              SHARES               VALUE
AEROSPACE - 4.6%
EG&G Inc.                                         24,400           $  732,000
                                                                   ----------
Newport News Shipbuilding, Inc.                   25,600              684,800
                                                                    1,416,800
                                                                   ----------
APPAREL - 3.1%
The Stride Rite Corporation                       62,000              933,875
                                                                   ----------
AUTO PARTS - 5.6%
Bandag Incorporated                               17,400              600,300
Exide Corporation                                 35,700              600,206
The Standard Products Company                     17,600              495,000
                                                                   ----------
                                                                    1,695,506
                                                                   ----------
BANKS - 4.1%
Dime Bancorp, Inc.                                21,000              628,688
Golden State Bancorp, Inc. (*)                    17,500              520,625
Golden State Bancorp, Inc. Warrants (*)           17,500               92,969
                                                                   ----------
                                                                    1,242,282
                                                                   ----------

BUILDING SUPPLIES - 2.4%
Dal-Tile International Inc. (*)                   73,700              723,181
                                                                   ----------
COAL GAS & PIPE - 2.0%
Nabors Industries (*)                             30,800              610,225
                                                                   ----------
COMPUTERS - 2.7%
Gerber Scientific Inc.                            36,200              823,550
                                                                   ----------

               ISSUER                             SHARES              VALUE
ELECTRONICS & INSTRUMENTS - 7.6%
Intergraph Corporation (*)                        78,000           $  667,875
Magnetek Incorporated (*)                         43,000              677,250
Scitex Corporation Ltd. (*)                       74,100              967,931
                                                                   ----------
                                                                    2,313,056
                                                                   ----------

EQUITY INVESTMENT TRUSTS - 2.2%
HCC Insurance Holdings, Inc.                      30,200              664,400
                                                                   ----------
FOOD PRODUCERS - 2.3%
Ralcorp Holdings Inc. (*)                         36,400              687,050
                                                                   ----------
FURNITURE & APPLIANCES - 3.7%
Herman Miller, Inc.                               17,600              427,900
La-Z-Boy Incorporated                             12,600              711,900
                                                                   ----------
                                                                    1,139,800
                                                                   ----------
INSURANCE COMPANIES - 4.5%
HSB Group, Inc.                                   13,950              746,325
Life USA Holdings Inc.                            47,500              614,531
                                                                   ----------
                                                                    1,360,856
                                                                   ----------
MACHINERY & EQUIPMENT - 8.5%
Elsag Bailey Process Automation  NV (*)           26,600              640,063
Flowserve Corporation                             18,239              449,135
Foster Wheeler Corporation                        19,700              422,319
Harsco Corporation                                13,800              632,213
Unova Inc. (*)                                    26,000              447,200
                                                                   ----------
                                                                    2,590,930
                                                                   ----------
METALS & MINING - 5.7%
Calmat Co.                                        30,600              673,200
Martin Marietta Materials                         23,600            1,062,000
                                                                   ----------
                                                                    1,735,200
                                                                   ----------
MISCELLANEOUS DIVERSIFIED - 1.9%
Unisource Worldwide, Inc.                         54,900              593,606
                                                                   ----------

            ISSUER                                  SHARES              VALUE
NATURAL GAS - 2.0%
Equitable Resources, Inc.                           20,300           $  619,150
                                                                     ----------

OFFICE EQUIPMENT - 2.0%
Wallace Computer Services                           26,000              617,500
                                                                     ----------
PAPER & FOREST PRODUCTS - 1.9%
Albany International Corp.                          24,221              579,778
                                                                     ----------
PRINTING & PUBLISHING - 9.9%
ACNeilsen Corporation (*)                           35,900              906,475
Central Newspapers, Inc.                             8,700              606,825
Hollinger International                             52,500              892,500
Lee Enterprises                                     20,000              612,500
                                                                     ----------
                                                                      3,018,300
                                                                     ----------
PROFESSIONAL SERVICES - 3.1%
Policy Management Systems Corporation (*)           24,000              942,000
                                                                     ----------
SPECIALTY CHEMICALS - 1.8%
Calgon Carbon                                       54,800              544,575
                                                                     ----------
SPECIALTY RETAIL - 3.4%
Charming Shoppes (*)                                71,200              338,200
Enesco Group Inc.                                   23,100              710,325
                                                                     ----------
                                                                      1,048,525
                                                                     ----------
TELECOMMUNICATIONS - 2.7%
Commscope Inc. (*)                                  50,100              810,994
                                                                     ----------
TOBACCO - 1.4%
Dimon Incorporated                                  37,400              420,750
                                                                     ----------
TRANSPORTATION - 2.6%
Fritz Companies Inc. (*)                            59,500              795,813
                                                                     ----------

            ISSUER                                  SHARES              VALUE
TRUCKING & SHIPPING - 5.4%
Halter Marine Group Inc. (*)                      42,000           $  632,625
J.B. Hunt Transport Services, Inc.                16,000              570,000
Yellow Corporation (*)                            23,900              443,643
                                                                   ----------
                                                                    1,646,268
                                                                   ----------
TOTAL COMMON STOCKS
     (identified cost, $26,333,214)                                29,573,970


                                                              PRINCIPAL
                                                               AMOUNT

REPURCHASE AGREEMENT - 2.8%
Bank of New York, dated 6/30/98, due 7/1/98
    (secured by various US Treasury Notes), at cost           $   848,666           848,666

TOTAL INVESTMENTS (identified cost, $27,181,880)                                 30,422,636

Other assets, less liabilities - .1%                                                 27,540
                                                                                -----------
NET ASSETS - 100%                                                               $30,450,176
                                                                                ===========


(*) Non-income producing security

See notes to financial statements.

DLB MID CAPITALIZATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 1998
-------------------------------------------------------------------------------

ASSETS:

    Investments, at value (identified cost, $27,181,880)                $30,422,636
    Receivable for investments sold                                         165,487
    Receivable for fund shares sold                                             781
    Dividends and interest receivable                                        32,837
                                                                        -----------
                                                                         30,621,741
                                                                        -----------

LIABILITIES:
    Payable for investments purchased                                       143,186
    Accrued management fees                                                   7,593
    Accrued expenses                                                         20,786
                                                                        -----------
                                                                            171,565
                                                                        -----------
NET ASSETS                                                              $30,450,176
                                                                        ===========

NET ASSETS CONSIST OF:
    Paid-in capital                                                     $25,722,534
    Unrealized appreciation on investments                                3,240,756
    Accumulated undistributed net realized gain on investment
       transactions                                                       1,378,420
    Accumulated undistributed net investment income                         108,466
                                                                        -----------
             Total                                                      $30,450,176
                                                                        ===========

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                 2,136,465
                                                                        ===========

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
   PER SHARE (NET ASSETS / SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                                                         $     14.25
                                                                        ===========


See notes to financial statements.

DLB MID CAPITALIZATION FUND

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JUNE 30, 1998
-------------------------------------------------------------------------------

NET INVESTMENT INCOME:
    Dividends                                                          $   182,495
    Interest                                                                26,572
                                                                       -----------
                                                                           209,067
                                                                       -----------

EXPENSES:
    Management fee                                                          89,099
    Trustees' fees                                                           2,338
    Custodian fee                                                           24,594
    Accounting and audit fees                                               12,744
    Registration fees                                                       12,506
    Transfer agent fee                                                       3,967
    Legal fees                                                               3,127
    Printing fees                                                              708
                                                                       -----------
                                                                           149,083

    Preliminary reduction of expenses by investment manager                (44,572)
                                                                       -----------

             Net expenses                                                  104,511
                                                                       -----------

             Net investment income                                         104,556
                                                                       -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

    Realized gain (identified cost basis):                               1,378,385

    Change in unrealized appreciation                                   (1,395,950)
                                                                       -----------

             Net realized and unrealized loss on investments               (17,565)
                                                                       -----------

             Increase in net assets from operations                    $    86,991
                                                                       ===========


See notes to financial statements.

DLB MID CAPITALIZATION FUND

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                        SIX MONTHS              YEAR ENDED
                                                                         ENDED                 DECEMBER 31,
                                                                      JUNE 30, 1998                1997
                                                                      -------------                ----
                                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
    Net investment income                                             $    104,556            $    143,687
    Net realized gain on investments                                     1,378,385               1,834,448
    Net unrealized depreciation on investments                          (1,395,950)              3,124,915
                                                                      ------------            ------------
                                                                            86,991               5,103,050
                                                                      ------------            ------------

  Distributions to shareholders:
    From net investment income                                                  --                (139,420)
    From net realized gain on investments                                       --              (1,834,045)
                                                                      ------------            ------------
                                                                                --              (1,973,465)
                                                                      ------------            ------------

  Fund share transactions:
    Net proceeds from sales of shares                                    4,175,922               9,389,016
    Net asset value of shares issued in
      reinvestment of distributions                                             --               1,973,465
    Cost of shares reacquired                                           (1,170,427)               (824,091)
                                                                      ------------            ------------
                                                                         3,005,495              10,538,390
                                                                      ------------            ------------

            Total increase in net assets                                 3,092,486              13,667,975

NET ASSETS:
  At beginning of period                                                27,357,690              13,689,715
                                                                      ------------            ------------
  At end of period (including accumulated undistributed net
    investment income of $108,466 and $3,910, respectively)           $ 30,450,176            $ 27,357,690
                                                                      ============            ============


See notes to financial statements.

DLB MID CAPITALIZATION FUND

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                     SIX MONTHS       YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                       ENDED          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                    JUNE 30, 1998        1997            1996            1995**
                                                                      --------         --------        --------        --------
                                                                    (UNAUDITED)
Per share data (for a share outstanding throughout each period):
  Net asset value- beginning of period                                $  14.19         $  11.51        $  10.75        $  10.00
                                                                      --------         --------        --------        --------

  Income from investment operations:
     Net investment income                                                 .05              .08             .15             .08
     Net realized and unrealized gain on investments                       .01             3.72            1.44             .84
                                                                      --------         --------        --------        --------

                                                                           .06             3.80            1.59             .92
                                                                      --------         --------        --------        --------
  Less distributions to shareholders:
     From net investment income (1)                                         --             (.08)           (.15)           (.08)
     From net realized gain on investments (2)                              --            (1.04)           (.68)           (.09)

                                                                            --            (1.12)           (.83)           (.17)

  Net asset value- end of period                                      $  14.25         $  14.19        $  11.51        $  10.75
                                                                      ========         ========        ========        ========

  Total Return                                                             .42%           32.95%          14.75%          21.17%*

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets                               .70%*            .90%            .90%            .90%*
     Ratio of net investment income to average net assets                  .70%*            .78%           1.28%           1.90%*
     Portfolio turnover                                                     16%              32%             25%              6%
     Net assets at end of period (000 omitted)                        $ 30,450         $ 27,358        $ 13,690        $ 10,929

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that the Fund's total expenses do not exceed .90% of average daily net assets on an annualized basis. If the management fee reduction and expenses borne by the manager had been borne by the Fund and had the 1995 expenses been limited to that permitted by state securities law, the investment income per share and ratios would have been:

Net investment income                      $ .03        $ .04       $ .05       $ .01

Ratios (to average net assets):
  Expenses                                  1.00%*       1.33%       1.77%       2.50%*
  Net investment income                      .40%*        .36%        .41%        .32%*

*     Annualized

* * For the period from July 25, 1995 (commencement of operations) to December 31, 1995.

(1) Distributions in excess of net investment income for the year ended December 31, 1996 were less than $.01 per share.

(2) Distributions in excess of net realized gain on investments for the year ended December 31, 1996 were less than $.01 per share.


See notes to financial statements.

DLB MID CAPITALIZATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

1.    BUSINESS AND ORGANIZATION

      DLB Mid Capitalization Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust" ). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT VALUATION - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value.

      REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund.

      INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities. Interest income is recorded on the accrual basis.

      TAXES AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Fund files a tax return annually using tax accounting methods required by the Code that may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund's tax return, and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes are provided with respect to interest and dividend income earned in foreign currencies in accordance with applicable tax rates and, to the extent unrecoverable, are recorded as a reduction of net investment income.

      Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions for tax purposes and financial reporting purposes. Only distributions in excess of tax-basis earnings and profits are reported as a return of capital. Differences between income for the financial statements and tax-basis earnings and profits may result in temporary over-distributions for financial statement purposes, which are classified as distributions in excess of net investment income or accumulated undistributed net realized gains.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.    TRANSACTIONS WITH AFFILIATES

      The Fund engages David L. Babson & Co. Inc. ("Babson") to provide investment advisory and administrative services and general office facilities. The fee for such services is computed daily and paid monthly at an effective annual rate of .60% of average daily net assets. For the six months ended June 30, 1998, the management fee amounted to $89,099, of which $44,572 was waived by Babson.

      The Fund pays no compensation directly to those of its Trustees who also are officers of the investment manager, or to the officers of the Fund, all of whom receive remuneration for their services to the Fund from Babson.

4.    PORTFOLIO SECURITIES

      Purchases and sales of investments, other than short-term obligations, aggregated $8,334,537 and $4,553,185, respectively.

      The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                     $ 27,181,880
                                                         ============

      Gross unrealized appreciation                      $  5,406,997
      Gross unrealized depreciation                        (2,166,241)
                                                         ------------

         Net unrealized appreciation                     $  3,240,756
                                                         ============

5.    SHARES OF BENEFICIAL INTEREST

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                        SIX MONTHS                  YEAR ENDED
                                          ENDED                     DECEMBER 31,
                                       JUNE 30, 1998                  1997
                                         --------                   --------
      Shares sold                         287,656                    659,292
      Shares issued in reinvestment
         of  distributions                     --                    140,061
      Redemptions                         (79,725)                   (60,046)
                                         --------                   --------
         Net increase                     207,931                    739,307
                                         ========                   ========

                                  [LOGO "DLB"]


     [LOGO "The DLB Growth Fund"]


                                                              Semi Annual Report
                                                                   June 30, 1998

                       [EXPERIENCE TO MANAGE THE FUTURE]

                                                                 DLB GROWTH FUND
                                                --------------------------------

Manager's Commentary

THE DLB GROWTH FUND POSTED A GAIN OF 3.2% FOR THE THREE MONTHS ENDED JUNE 30, 1998, COMPARED TO A RETURN OF 1.9% FOR THE AVERAGE GROWTH EQUITY MUTUAL FUND, AS MEASURED BY LIPPER ANALYTICAL SERVICES. Since its inception in early 1998, the focus of the DLB Growth Fund has remained unchanged -- we continue to identify and invest in high quality, rapidly growing businesses that have the competitive advantages, management teams and financial strength to deliver sustained long-term growth.

AFTER A TUMULTUOUS FIRST QUARTER 1998, DEEPENING GLOOM CONCERNING ASIA PUT THE LID ON THE BROADER MARKET IN THE SECOND QUARTER. Weakening Asian demand for basic commodities hurt stocks from paper to semiconductors. However, U.S. consumer demand continued to boom, benefiting retailers, homebuilders and other companies whose businesses were primarily focused in the United States.

MAJOR STOCK INDEXES MOVED SIDEWAYS DURING THE SECOND QUARTER, BUT HELD ON TO THE STRONG GAINS REGISTERED IN THE FIRST THREE MONTHS OF THE YEAR. Investors are busy trying to figure out how corporate earnings will be affected from a slowdown in Asia, the strong dollar, and aggressive price competition around the globe. The turmoil in Asia has created a split profit picture for U.S. companies and has resulted in an increased level of uncertainty and stock price volatility. Companies in the paper, steel, oil, and semiconductor industries have been under severe profit pressure, while earnings in other sectors, like healthcare and business services, are holding up much better.

IRONICALLY, THE WEAK EARNINGS HAVE BEEN GOOD NEWS FOR THE OVERALL STOCK MARKET. The economic impact in the U.S. from the problems arising out of Asia has mitigated fears of an interest rate hike by the Federal Reserve. U.S. economic growth exceeded 5% in the first calendar quarter, but is expected to slow for the remainder of the year due to issues like the Asia crisis and the Year 2000-related capital spending. Without this forecast for slowing economic growth, the Federal Reserve would have surely raised short-term interest rates by now to thwart the potential rise in inflation.

IT IS OUR BELIEF THAT THE ECONOMIC SITUATION IN ASIA WILL GET WORSE BEFORE IT GETS BETTER AND WILL TAKE YEARS, NOT MONTHS, TO RECOVER. That being said, in the short term we are not worried as much about a

                                                                 DLB Growth Fund
                                             -----------------------------------

Manager's Commentary

weak U.S. economy dampening earnings growth. We are more concerning that a resurgence in economic growth could bring on higher inflation and higher interest rates -- which would quickly cap the stock market rally.

STRENGTH IN THE HEALTHCARE SECTOR AND SEVERAL COMPANY BUYOUTS HAVE BENEFITED THE DLB GROWTH FUND SINCE ITS INCEPTION EARLIER THIS YEAR. Healthcare companies Boston Scientific (up 56%), Pfizer (up 46%), and American Home Products (up 36%) were large contributors to performance in this time period. Other investments contributing to the solid performance in this time period were targets of corporate takeovers or mergers: Viking Office Products (up 44%, being bought by Office Depot), R.P. Scherer (up 45%, being bought by Cardinal health), and Monsanto (up 33%, merging with American Home Products).

WE DID NOT SLIP THROUGH THE FIRST HALF OF THE YEAR UNSCATHED BY THE PROBLEMS IN ASIA, HOWEVER. Disappointments were experienced in several of our technology holdings including KLA-Tencor (down 28%), Microchip Technology (down 13%), and Analog Devices (down 11%).

THE DLB GROWTH FUND HAS RECENTLY MADE SEVERAL NEW INVESTMENTS WHICH INCLUDE:
Merck (pharmaceuticals), Analog Devices (semiconductors), Synopsys (computer software), W.W. Wrigley (consumer products), and Vitesse Semiconductors (semiconductors).

AS OF JUNE 30, 1998, THE TOP TEN EQUITY HOLDINGS OF DLB GROWTH FUND COMPRISED JUST OVER 30% OF TOTAL ASSETS.


-------------------------------------------------------------------------------
Top 10 Equity Holdings                                       % of Fund Assets
-------------------------------------------------------------------------------
American Home Products....................................          3.4
Federal Home Loan Mortgage Corp...........................          3.4
Maxim Integrated Products.................................          3.4
Boston Scientific.........................................          3.2
Philip Morris.............................................          3.1
Linear Technology.........................................          3.0
Monsanto..................................................          2.9
Pfizer....................................................          2.8
Cardinal Health...........................................          2.7
Safeway...................................................          2.7
Total.....................................................         30.6
-------------------------------------------------------------------------------

                                                                 DLB GROWTH FUND
                              --------------------------------------------------

Manager's Commentary          HELPING PUSH THE STOCK
                              MARKET TO NEW HIGHS HAS BEEN
                              AN ECONOMIC ERA OF MODEST
                              GROWTH, LOW INTEREST RATES,
                              MINIMAL INFLATION, AND STEADY
                              GROWTH IN CORPORATE PROFITS.
                              While we believe stable inflation
                              and low interest rates could set
                              the stage for continued strength
                              in the financial markets in the
                              U.S. and abroad, we will con-
                              tinue to closely monitor corpo-
                              rate earnings growth. In the
                              most recent six-month period,
                              the growth in corporate earnings
                              was surprisingly low given the
                              magnitude of the stock market's
                              advance. This is a trend worth
                              paying close attention to as we
                              enter the second half of 1998.

                                                                 DLB GROWTH FUND


Growth of a
$100,000 Investment

                CUMULATIVE TOTAL RETURN SINCE INCEPTION 1/20/98

                                      DLB GROWTH FUND  RUSSELL 1000 g
20-Jan-98                               $100,000.00    $100,000.00
31-Jan-98        1.9     3.217744       $101,900.00    $103,217.74
28-Feb-98       6.87         7.52       $108,900.53    $110,979.72
31-Mar-98       1.65         3.99       $110,697.39    $115,407.81
30-Apr-98        3.7        1.384       $114,793.19    $117,005.05
31-May-98      -3.75        -2.84       $110,488.45    $113,682.11
30-Jun-98       3.35     6.124595       $114,189.81    $120,644.68

                  TOTAL RETURNS (%) FOR PERIODS ENDED 6/30/98
                  -------------------------------------------
                                             6 MONTHS
                                             1/1/98-
                                             6/30/98

                    DLB GROWTH FUND           14.20
                    RUSSELL 1000 GROWTH       20.38

Disclosure Statement          RUSSELL 1000 GROWTH INDEX contains those Russell
                              1000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yield and higher forecasted growth values than the Value universe.

                              PAST PERFORMANCE DOES NOT GUARANTEE FUTURE
                              RESULTS. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. The Fund's total return reflects an expense limitation in effect during the periods shown. In the absence of such expense limitation, returns would have been lower.

                              THIS REPORT AND THE FUND FINANCIAL STATEMENTS CONTINUED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE DLB QUANTITATIVE EQUITY FUND. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus.

       DLB GROWTH FUND

       FINANCIAL STATEMENTS FOR THE PERIOD
       FROM JANUARY 20, 1998 (COMMENCEMENT
       OF OPERATIONS) TO JUNE 30, 1998

DLB GROWTH FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------


FINANCIAL STATEMENTS:

 Portfolio of Investments as of June 30, 1998                              1 - 3

 Statement of Assets and Liabilities as of June 30, 1998                     4

 Statement of Operations from January 20, 1998 (commencement
     of operations) to June 30, 1998                                         5

 Statement of Changes in Net Assets from January 20, 1998
     (commencement of operations) to June 30, 1998                           6

 Financial Highlights from January 20, 1998 (commencement
     of operations) to June 30, 1998                                         7

 Notes to Financial Statements                                            8 - 10

DLB GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------
COMMON STOCKS - 92.9%

                    ISSUER                                                         SHARES                 VALUE
BANKS - 3.7%
Mellon Bank Corporation                                                             7,500               $ 522,188
NationsBank Corporation                                                             6,900                 527,850
                                                                                                        ---------
                                                                                                        1,050,038
                                                                                                        ---------

BEVERAGES - 3.9%
Anheuser-Busch Companies, Inc.                                                     11,400                 537,938
PepsiCo, Inc.                                                                      14,000                 576,625
                                                                                                        ---------
                                                                                                        1,114,563
                                                                                                        ---------

CHEMICALS - 5.8%
E.I. Du Pont de Nemours and Company                                                 4,300                 320,888
Monsanto Company                                                                   14,300                 799,013
Praxair, Inc.                                                                      11,500                 538,344
                                                                                                        ---------
                                                                                                        1,658,245
                                                                                                        ---------

COMPUTER RELATED - 2.2%
Cisco Systems, Inc. (*)                                                             6,900                 635,231
                                                                                                        ---------

COMPUTER SERVICES - 3.9%
Automatic Data Processing, Inc.                                                     7,600                 553,850
Paychex, Inc.                                                                      14,100                 573,694
                                                                                                        ---------
                                                                                                        1,127,544
                                                                                                        ---------

COMPUTER SOFTWARE - 4.9%
Cadence Design Systems, Inc. (*)                                                   12,800                 400,000
First Data Corporation                                                             12,900                 429,731
Synopsys, Inc. (*)                                                                 12,400                 567,300
                                                                                                        ---------
                                                                                                        1,397,031
                                                                                                        ---------

COSMETIC & TOILETRY - 1.3%
The Gillette Company                                                                6,800                 385,475
                                                                                                        ---------

                    ISSUER                                                         SHARES                 VALUE
DRUGS - 14.7%
American Home Products Corporation                                                 18,400               $ 952,200
Bristol-Meyers Squibb Company                                                       5,500                 632,156
Cardinal Health, Inc.                                                               7,300                 684,375
Merck & Co., Inc.                                                                   5,000                 668,750
Pfizer Inc.                                                                         7,000                 760,813
R.P. Scherer Corporation (*)                                                        5,900                 522,888
                                                                                                        ---------
                                                                                                        4,221,182
                                                                                                        ---------

ELECTRICAL EQUIPMENT - 2.1%
General Electric Company                                                            6,600                 600,600
                                                                                                        ---------

FINANCIAL SERVICES - 3.0%
Federal Home Loan Mortgage Corporation                                             18,500                 870,656
                                                                                                        ---------

FOOD PRODUCERS - 2.0%
BestFoods                                                                           8,000                 464,500
Wm. Wrigley Jr. Company (*)                                                         1,200                 117,600
                                                                                                        ---------
                                                                                                          582,100
                                                                                                        ---------

FOOD RETAILERS - 2.4%
Safeway Inc. (*)                                                                   17,100                 695,756
                                                                                                        ---------

FURNITURE & APPLIANCES - .8%
Herman Miller, Inc.                                                                 9,800                 238,263
                                                                                                        ---------

INSURANCE COMPANIES - 4.1%
American International Group, Inc.                                                  4,400                 642,400
General RE Corporation                                                              2,100                 532,350
                                                                                                        ---------
                                                                                                        1,174,750
                                                                                                        ---------

INTERNATIONAL OIL - 2.9%
Mobil Corporation                                                                   6,200                 475,075
Royal Dutch Petroleum                                                               6,300                 345,319
                                                                                                        ---------
                                                                                                          820,394
                                                                                                        ---------

                    ISSUER                                                         SHARES                  VALUE
MEDICAL SUPPLIES & SERVICES - 9.7%
Abbott Laboratories                                                                 7,200               $ 294,300
Boston Scientific Corporation (*)                                                  11,900                 852,338
Guidant Corporation                                                                 8,700                 620,419
Johnson & Johnson                                                                   7,200                 531,000
Tenet Healthcare Corporation (*)                                                   15,900                 496,875
                                                                                                        ---------
                                                                                                        2,794,932
                                                                                                        ---------

OFFICE EQUIPMENT - .8%
Wallace Computer Services                                                           9,300                 220,875
                                                                                                        ---------

PROFESSIONAL SERVICES - 1.4%
Service Corporation International                                                   9,400                 403,025
                                                                                                        ---------

RECREATION - 1.9%
The Walt Disney Company                                                             5,100                 535,819
                                                                                                        ---------

SEMICONDUCTORS - 15.0%
Analog Devices, Inc. (*)                                                           21,000                 515,813
Intel Corporation                                                                   4,000                 296,500
KLA-Tencor Corporation (*)                                                         18,000                 498,375
Linear Technology Corporation                                                      14,000                 844,375
Maxim Integrated Products, Inc. (*)                                                28,700                 909,431
Microchip Technology Incorporated (*)                                              25,200                 658,350
Vitesse Semiconductor Corporation (*)                                              19,000                 586,625
                                                                                                        ---------
                                                                                                        4,309,469
                                                                                                        ---------

SPECIALTY RETAIL - 3.4%
CVS Corporation                                                                    10,800                 420,525
Viking Office Products, Inc. (*)                                                   17,400                 545,925
                                                                                                        ---------
                                                                                                          966,450
                                                                                                        ---------

TOBACCO - 3.0%
Philip Morris Companies Inc.                                                       21,700                 854,433
                                                                                                        ---------

TOTAL COMMON STOCKS
     (identified cost, $23,652,022)                                                                    26,656,831

Other assets, less liabilities - 7.1%                                                                   2,052,148
                                                                                                        ---------

NET ASSETS - 100%                                                                                    $ 28,708,979
                                                                                                     ============

(*) Non-income producing security

See notes to financial statements.

DLB GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (identified cost, $23,652,022)              $ 26,656,831
    Cash                                                                 1,957,604
    Receivable for investments sold                                        135,318
    Dividends and interest receivable                                       30,150
    Receivable from investment manager                                       6,346
                                                                      ------------
                                                                        28,786,249
                                                                      ------------

LIABILITIES:
    Payable for investments purchased                                       31,649
    Accrued management fees                                                  8,066
    Accrued expenses                                                        37,555
                                                                      ------------

                                                                            77,270
                                                                      ------------
NET ASSETS                                                            $ 28,708,979
                                                                      ============

NET ASSETS CONSIST OF:
    Paid-in capital                                                   $ 25,150,010
    Unrealized appreciation on investments                               3,004,809
    Accumulated undistributed net investment income                         88,934
    Accumulated net realized gain on investment transactions               465,226
                                                                      ------------

                                                                      $ 28,708,979
                                                                      ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                2,514,986
                                                                      ============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE                      $ 11.42
                                                                      ============
   PER SHARE (NET ASSETS / SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)


See notes to financial statements.

DLB GROWTH FUND

STATEMENT OF OPERATIONS (UNAUDITED)
PERIOD FROM JANUARY 20, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
    Dividends (net of foreign tax withheld of $859)                          $ 105,797
    Interest                                                                    80,757
                                                                           -----------

                                                                               186,554
                                                                           -----------

EXPENSES:
    Management fee                                                              67,547
    Trustees' fees                                                               2,093
    Custodian fee                                                               22,013
    Accounting and audit fees                                                   11,405
    Legal fees                                                                   7,990
    Printing fees                                                                7,990
    Registration cost                                                            6,214
    Transfer agent fee                                                           3,551
                                                                           -----------

                                                                               128,803

    Preliminary reduction of expenses by investment manager                    (31,183)
                                                                           -----------

             Net expenses                                                       97,620
                                                                           -----------
             Net investment income                                              88,934
                                                                           -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Realized gain (identified cost basis)                                      465,226

    Change in unrealized appreciation                                        3,004,809
                                                                           -----------
             Net realized and unrealized gain on investments                 3,470,035
                                                                           -----------

             Increase in net assets from operations                        $ 3,558,969
                                                                           ===========


See notes to financial statements.

DLB GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
Period FROM January 20, 1998 (COMMENCEMENT OF OPERATIONS) TO June 30, 1998
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS:
From operations:
   Net investment income                                            $ 88,934
   Net realized gain on investments                                  465,226
   Net unrealized appreciation on investments                      3,004,809
                                                                ------------

                                                                   3,558,969

Net proceeds from sales of fund shares                            25,150,000
                                                                ------------

           Total increase in net assets                           28,708,969

NET ASSETS:
At beginning of period                                                    10
                                                                ------------
At end of period (including accumulated undistributed
    net investment income of $88,934)                           $ 28,708,979
                                                                ============

See notes to financial statements.

DLB GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)
Period FROM January 20, 1998 (COMMENCEMENT OF OPERATIONS) to June 30, 1998
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):
   Net asset value- beginning of period                                                  $ 10.00
                                                                                         -------

   Income from investment operations:
      Net investment income                                                                  .04
      Net realized and unrealized gain on investments                                       1.38
                                                                                        --------
                                                                                            1.42
                                                                                        --------
   Net asset value- end of period                                                        $ 11.42
                                                                                         =======

   Total return                                                                            14.20%

   Ratios and Supplemental Data:
      Ratio of expenses to average net assets                                                .80%*
      Ratio of net investment income to average net assets                                   .72%*
      Portfolio turnover                                                                      18%
      Net assets at end of period (000 omitted)                                          $28,709

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that the Fund's total expenses do not exceed .80% of average daily net assets on an annualized basis. If the management fee reduction and expenses borne by the manager had been by the Fund, the investment income per share and ratios would have been:

      Net investment income                                                                $ .03

      Ratios (to average net assets):
        Expenses                                                                            1.05%*
        Net investment income                                                                .47%*

*     Annualized

See notes to financial statements.

DLB GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. BUSINESS AND ORGANIZATION

DLB Growth (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.


2. SIGNIFICANT ACCOUNTING POLICIES


INVESTMENT VALUATION - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities. Interest income is recorded on the accrual basis.

TAXES AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Fund files a tax return annually using tax accounting methods required by the Code that may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund's tax return, and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions for tax purposes and financial reporting purposes. Only distributions in excess of tax-basis earnings and profits are reported as a return of capital. Differences between income for the financial statements and tax-basis earnings and profits may result in temporary over-distributions for financial statement purposes, which are classified as distributions in excess of net investment income or accumulated undistributed net realized gains.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund engages David L. Babson & Co. Inc. ("Babson") to provide investment advisory and administrative services and general office facilities. The fee for such services is computed daily and paid monthly at an effective annual rate of
 .55% of average daily net assets. For the period from January 20, 1998 (commencement of operations) to June 30, 1998, the management fee amounted to $67,547, of which $24,837 was waived by Babson. Additionally, $6,346 of Fund expenses were borne by Babson.

The Fund pays no compensation directly to those of its Trustees who also are officers of the investment manager, or to the officers of the Fund, all of whom receive remuneration for their services to the Fund from Babson.

4. PORTFOLIO SECURITIES

Purchases and sales of investments, other than short-term obligations, aggregated $26,850,692 and $3,663,896, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                       $ 23,652,022
                                                     ============

Gross unrealized appreciation                        $  3,742,459
Gross unrealized depreciation                            (737,650)
                                                     ------------

    Net unrealized appreciation                      $  3,004,809
                                                     ============

5. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                               Period from
                                             January 20, 1998
                                             (commencement of
                                              operations) to
                                              June 30, 1998
                                              -------------
     Shares sold                                  2,514,985
                                              =============

                                      DLB

THE DLB VALUE FUND

                                                              SEMI ANNUAL REPORT
                                                                   June 30, 1998



                       [EXPERIENCE TO MANAGE THE FUTURE]

                                                                  DLB VALUE FUND

MANAGER'S COMMENTARY

AS OF THE CLOSE OF THE SECOND QUARTER OF 1998, NET ASSETS OF THE DLB VALUE FUND WEIGHED IN AT JUST UNDER $72 MILLION. This is up from the year-end 1997 balance of $56 million, an increase in asset size of 28.5%.

TOTAL RETURN (APPRECIATION PLUS INCOME) WAS 13.2% FOR THE SIX MONTHS ENDED JUNE 30, 1998. For the same period, the return of the unmanaged S&P 500 stock index was 17.7%. On an unweighted basis, the returns of the S&P 500 companies averaged only 12.3% for the last six months. This market capitalization weighted index continued to be dominated by the strong performance of the largest companies. Unfortunately for value-oriented investors, the growth style has continued to dominate the market, rewarding the largest growth companies with even higher P/E multiples. Many of these are consumer staple growth companies such as Coca Cola, Gillette, Procter & Gamble and Eli Lilly, Pfizer, Warner Lambert and other pharmaceuticals which trade at multiples of 33 to 53 times 1998 estimated earnings, or technology growth companies such as Microsoft, Cisco and Dell which trade at 62, 53 and 47 times estimated 1998 earnings respectively. Twenty three of the 500 sell at over 50 times 1998 earnings.

TURNOVER IN THE FUND'S PORTFOLIO HAS REMAINED LOW, REFLECTING THE CONTINUED EMPHASIS ON COMPANIES WITH PRICE MOMENTUM IN THE STOCK MARKET. In the latest period, the only companies eliminated were Safety Kleen and The Energy Group. Laidlaw Environmental acquired Safety Kleen after a protracted battle with another company that had initially been favored by management, even though their offering price was lower. We did not want to own Laidlaw Environmental shares, so we sold our Safety Kleen shares before the merger was completed. The Energy Group was acquired by Texas Utilities.

NEW COMPANIES ADDED TO THE PORTFOLIO SINCE THE END OF 1997 ARE USX-U.S. STEEL, AND CSX. U.S. Steel was selling at only 6.4 times estimated earnings at the time of initial purchase. It had an attractive current yield, excess cash flow, a $2 billion pension surplus and earnings growth potential from its joint ventures. CSX, a major eastern railroad, will be taking over parts of Conrail (together with rival Norfolk Southern) late this year or early next year. Our purchase has not provided us with positive results yet, but we continue to believe this reasonably priced (13 times earnings, 1.7 times book value and 2.6% current yield), leading company will be rewarding in the longer term.

                                                                  DLB VALUE FUND

MANAGER'S COMMENTARY

THE DLB VALUE FUND CONTINUES TO HAVE ATTRACTIVE VALUATION CHARACTERISTICS. The average price/earnings ratio based on estimated earnings for 1998 for the companies in the Fund is only 1.9, compared with 23.8 times for the S&P 500 companies. The average price-to-book value of the Fund's companies is 2.4, compared to 4.3 for the S&P 500 companies, and the Fund's current gross yield of 1.9% is over 45% higher than the S&P 500 yield of 1.3%.

                                                                  DLB VALUE FUND
--------------------------------------------------------------------------------


GROWTH OF A $100,000 INVESTMENT

                                      DLB Value Fd S&P 500
                    25-Jul-95      $100,000.00    $100,000.00
  0.8       2.4     31-Jul-95      $100,000.00    $102.400.00
 -0.1      0.25     31-Aug-95      $100,699.20    $102,656.00
 3.57      4.22     30-Sep-95      $104,294.16    $106,988.08
-2.11     -0.36     31-Oct-95      $102,093.55    $106,602.93
  4.6      4.39     30-Nov-95      $106,789.86    $111,282.79
  1.3      1.93     31-Dec-95      $108,178.13    $113,430.55
 2.08       3.4     31-Jan-96      $110,428.23    $117,287.19
 2.69      0.93     28-Feb-96      $113,398.75    $118,377.96
 3.07      0.96     31-Mar-96      $116,880.09    $119,514.39
 1.22      1.47     30-Apr-96      $118,306.03    $121,271.25
 2.59      2.58     30-May-96      $121,370.16    $124,400.05
-0.59      0.38     30-Jun-96      $120,654,07    $124,872.77
-3.47     -4.42     31-Jul-96      $116,467.38    $119,353.39
 3.25      2.11     31-Aug-96      $120,252.57    $121,871.75
 3.15      5.63     30-Sep-96      $124,040.52    $128,733.13
 0.82      2.76     31-Oct-96      $125,057.65    $132,286.16
 7.85      7.56     30-Nov-96      $134,874.68    $142,287.00
-0.55     -1.98     31-Dec-96      $134,132.87    $139,469.72
 4.23      6.25     31-Jan-97      $139,806.69    $148,186.57
 1.68      0.78     28-Feb-97      $142,155.44    $149,342.43
-3.69     -4.11     31-Mar-97      $136,909.91    $143,204.45
  1.8      5.97     30-Apr-97      $139,374.28    $151,753.76
 5.76      6.09     31-May-97      $147,402.24    $160,995.56
 3.63      4.48     30-Jun-97      $152,752.94    $168,208.17
-------------------------------------------------------------
 9.11      7.96     31-Jul-97      $166,668.74    $181,597.54
 2.76      -5.6     31-Aug-97      $162,068.68    $171,428.07
 5.55      5.48     30-Sep-96      $171,063.49    $180,822.33
-4.44     -3.34     31-Oct-97      $163,468.27    $174,782.87
 4.39      4.63     30-Nov-97      $170,644.53    $182,875.31
-0.72      1.72     31-Dec-97      $169,415.89    $186,020.77
  0.2      1.11     31-Jan-98      $169,754.72    $188,085.60
  7.7     7.212     28-Feb-98      $182,825.83    $201,650.33
 5.22     5.121     31-Mar-98      $192,369.34    $211,976.85
 2.19     1.006     30-Apr-98      $196,582.23    $214,109.33
-3.41    -1.719     31-May-98      $189,878.78    $210,428.79
 1.02     4.062     30-Jun-98      $191,815.54    $218,976.41

                               TOTAL RETURNS FOR PERIODS ENDED 6/30/98
                           -------------------------------------------------
                           6 Months         One Year         Annualized
                           1/1/98 -         7/1/97 -       Since Inception
                            6/30/98          6/30/98      7/25/95 - 6/30/98
DLB Value Fund               13.21            25.55             24.25
S&P 500                      17.71            30.17             29.85

DISCLOSURE STATEMENT

STANDARD & POORS 500 INDEX is an index of common stocks frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not machete those in the index and performance of the fund will differ.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. The Fund's total return reflects an expense limitation in effect during the periods shown. In the absence of such expense limitation, returns would have been lower.

THIS REPORT AND THE FUND FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE DLB VALUE FUND. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                                  ----------------------------------------

                                  DLB VALUE FUND

                                  FINANCIAL STATEMENTS FOR THE SIX MONTHS
                                  ENDED JUNE 30, 1998 AND THE YEAR
                                  ENDED DECEMBER 31, 1997

DLB VALUE FUND

TABLE OF CONTENTS
-------------------------------------------------------------------------------


FINANCIAL STATEMENTS:

        Portfolio of Investments as of June 30, 1998                                                    1 - 4

        Statement of Assets and Liabilities as of June 30, 1998                                           5

        Statement of Operations for the Six Months Ended June 30, 1998                                    6

        Statement of Changes in Net Assets for the Six Months Ended June 30, 1998
            and the Year Ended December 31, 1997                                                          7

        Financial Highlights for the Six Months Ended June 30, 1998 and Each of
            the Years in the Three-Year Period Ended December 31, 1997                                    8

        Notes to Financial Statements                                                                   9-11

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
-------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS - 96.2%

        ISSUER                                        SHARES              VALUE
AEROSPACE - 4.0%
The Boeing Company                                    34,000           $1,515,125
Lockheed Martin Corporation                           12,800            1,355,200
                                                                       ----------
                                                                        2,870,325
                                                                       ----------

AIRLINES - 2.6%
KLM Royal Dutch Airlines (*)                          46,137            1,888,733
                                                                       ----------
APPAREL - 2.2%
Reebok International Ltd. (*)                         58,000            1,605,875
                                                                       ----------
AUTO PARTS - 2.5%
Dana Corporation                                      33,700            1,802,950
                                                                       ----------
BANKS - 10.3%
Chase Manhattan Corporation                           23,800            1,796,900
National City Corporation                             25,900            1,838,900
US  Bancorp                                           45,000            1,935,000
Wells Fargo & Company                                  5,100            1,881,900
                                                                       ----------
                                                                        7,452,700
                                                                       ----------
CHEMICALS - GENERAL - 2.3%
E.I. Du Pont de Nemours and Company                   22,100            1,649,213
                                                                       ----------
CHEMICALS - SPECIALTY - 1.2%
Millennium Chemicals Inc.                             25,900              877,363
                                                                       ----------
COMPUTERS - 4.8%
Apple Computer (*)                                    64,300            1,844,606
International Business Machines Corporation           14,300            1,641,819
                                                                       ----------
                                                                        3,486,425
                                                                       ----------

        ISSUER                                        SHARES              VALUE
DIVERSIFIED - 1.2%
Hanson PLC                                            28,500           $  863,906
                                                                       ----------
OIL - DOMESTIC - 2.5%
Atlantic Richfield Co.                                22,800            1,781,250
                                                                       ----------
OIL - INTERNATIONAL - 2.2%
Royal Dutch Petroleum                                 29,200            1,600,525
                                                                       ----------
ELECTRIC POWER - 5.1%
Illinova Corporation                                  58,700            1,761,000
Texas Utilities Company                               46,300            1,927,238
                                                                       ----------
                                                                        3,688,238
                                                                       ----------
FINANCIAL SERVICES - 12.0%
American Express Company                              16,800            1,915,200
SLM Holding Corporation                               37,850            1,854,650
The Student Loan Corporation                          33,800            1,590,713
Transamerica Corporation                              14,700            1,692,338
Travelers Group Inc.                                  26,803            1,624,932
                                                                       ----------
                                                                        8,677,832
                                                                       ----------
FOOD PRODUCERS - 2.4%
Diageo PLC                                            35,340            1,702,946
                                                                       ----------
INSURANCE - 6.9%
Aetna Inc.                                            21,800            1,659,525
The Allstate Corporation                              17,600            1,611,500
General RE Corporation                                 6,600            1,673,100
                                                                       ----------
                                                                        4,944,125
                                                                       ----------
MEDICAL SUPPLIES & SERVICES - 4.2%
Tenet Healthcare Corporation (*)                      46,300            1,446,875
United Healthcare Corporation                         25,000            1,587,500
                                                                       ----------
                                                                        3,034,375
                                                                       ----------

        ISSUER                                        SHARES              VALUE
METALS & MINING - .5%
Martin Marietta Materials, Inc.                        8,000           $  360,000
                                                                       ----------
OFFICE EQUIPMENT - 4.8%
Wallace Computer Services, Inc.                       72,300            1,717,125
Xerox Corporation                                     17,100            1,737,788
                                                                       ----------
                                                                        3,454,913
                                                                       ----------

PAPER & FOREST PRODUCTS - 6.7%
Potlatch Corporation                                  41,600            1,747,200
Weyerhaeuser Company                                  34,000            1,570,375
Willamette Industries, Inc.                           48,400            1,548,800
                                                                       ----------
                                                                        4,866,375
                                                                       ----------
PRINTING & PUBLISHING - 2.8%
Harcourt General Inc.                                 33,400            1,987,300
                                                                       ----------
RAILROADS - 2.2%
CSX Corporation                                       35,300            1,606,150
                                                                       ----------
RETAIL - GENERAL - 5.0%
J C Penney Company, Inc.                              24,900            1,800,581
Sears Roebuck and Co.                                 29,200            1,783,025
                                                                       ----------
                                                                        3,583,606
                                                                       ----------
RETAIL - DISCOUNT - 2.6%
Kmart Corporation (*)                                 48,700              937,475
Kmart Financing (**)                                  13,500              945,000
                                                                       ----------
                                                                        1,882,475
                                                                       ----------
RETAIL - SPECIALTY - 2.3%
The Limited Inc.                                      49,700            1,646,315
                                                                       ----------
STEEL - 2.0%
USX - US Steel Group                                  44,100            1,455,300
                                                                       ----------

        ISSUER                                        SHARES              VALUE
TRUCKING & SHIPPING - .9%
Overseas Shipholding Group                            32,400          $   660,150
                                                                      -----------
TOTAL COMMON AND PREFERRED STOCKS
     (identified cost, $55,963,831)                                    69,429,364

                                                            PRINCIPAL
                                                             AMOUNT
REPURCHASE AGREEMENT - 3.6%
Bank of New York, dated 6/30/98, due 7/1/98
    (secured by various US Treasury Notes), at cost        $ 2,585,923             2,585,923
                                                                                ------------

TOTAL INVESTMENTS (identified cost, $58,549,754)                                  72,015,287

Other assets, less liabilities - .2%                                                 140,123
                                                                                ------------
NET ASSETS - 100%                                                               $ 72,155,410
             ===                                                                ============


(*)   Non-income producing security

(**)  Preferred Stock

See notes to financial statements.

DLB VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998
-------------------------------------------------------------------------------

ASSETS:

    Investments, at value (identified cost, $58,549,754)                             $72,015,287
    Receivable for fund shares sold                                                      105,004
    Dividends and interest receivable                                                     68,479
    Other                                                                                    194
                                                                                     -----------

                                                                                      72,188,964
                                                                                     -----------
LIABILITIES:
    Accrued management fees                                                               20,225
    Accrued expenses                                                                      13,329
                                                                                     -----------
                                                                                          33,554
                                                                                     -----------
NET ASSETS                                                                           $72,155,410
                                                                                     ===========

NET ASSETS CONSIST OF:
    Paid-in capital                                                                  $56,612,512
    Unrealized appreciation on investments                                            13,465,533
    Accumulated undistributed net realized gain on investment transactions             1,419,744
    Accumulated undistributed net investment income                                      657,621
                                                                                     -----------

             Total                                                                   $72,155,410
                                                                                     ===========

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                              4,275,589
                                                                                     ===========
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
   PER SHARE (NET ASSETS / SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                                                                      $     16.88
                                                                                     ===========


See notes to financial statements.

DLB VALUE FUND
\
STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JUNE 30, 1998
-------------------------------------------------------------------------------

NET INVESTMENT INCOME:
    Dividends (net of foreign tax withheld of $8,799)                  $   769,616
    Interest                                                                63,727
                                                                       -----------
                                                                           833,343
                                                                       -----------

EXPENSES:
    Management fee                                                         180,724
    Trustees' fees                                                           2,339
    Custodian fee                                                           21,194
    Registration fees                                                       13,389
    Accounting and audit fees                                               12,745
    Legal fees                                                               6,527
    Transfer agent fee                                                       3,967
    Printing fees                                                              708
                                                                       -----------
                                                                           241,593

    Preliminary reduction of expenses by investment manager                (65,871)
                                                                       -----------

             Net expenses                                                  175,722
                                                                       -----------

             Net investment income                                         657,621
                                                                       -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

    Realized gain (identified cost basis):                               1,668,995

    Change in unrealized appreciation                                    5,277,710
                                                                       -----------

             Net realized and unrealized gain on investments             6,946,705
                                                                       -----------

             Increase in net assets from operations                    $ 7,604,326
                                                                       ===========


See notes to financial statements.

DLB VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                        SIX MONTHS              YEAR ENDED
                                                                          ENDED                 DECEMBER 31,
                                                                      JUNE 30, 1998                 1997
                                                                       ------------             ------------
                                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
    Net investment income                                              $    657,621             $    528,025
    Net realized gain on investments                                      1,668,995                2,487,991
    Net unrealized appreciation on investments                            5,277,710                5,222,346
                                                                       ------------             ------------
                                                                          7,604,326                8,238,362
                                                                       ------------             ------------

  Distributions to shareholders:
    From net investment income                                                   --                 (520,799)
    From net realized gain on investments                                        --               (2,487,991)
    In excess of net realized gain on investments                                --                 (228,789)
                                                                       ------------             ------------
                                                                                 --               (3,237,579)
                                                                       ------------             ------------
  Fund share transactions:
    Net proceeds from sales of shares                                    13,697,772               36,994,760
    Net asset value of shares issued in
      reinvestment of distributions                                              --                3,237,577
    Cost of shares reacquired                                            (5,595,799)              (8,012,111)
                                                                       ------------             ------------
                                                                          8,101,973               32,220,226
                                                                       ------------             ------------
            Total increase in net assets                                 15,706,299               37,221,009

NET ASSETS:
  At beginning of period                                                 56,449,111               19,228,102
                                                                       ------------             ------------
  At end of period (including accumulated undistributed
    net investment income of $657,621 and $0, respectively)            $ 72,155,410             $ 56,449,111
                                                                       ============             ============


See notes to financial statements.

DLB VALUE FUND

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                    SIX MONTHS       YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                                                      ENDED          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                    JUNE 30, 1998      1997              1996             1995**
                                                                    -------------    ------------     ------------     ------------
                                                                    (UNAUDITED)
Per share data (for a share outstanding throughout each period):
  Net asset value- beginning of period                               $    14.91      $    12.53       $    10.58       $    10.00
                                                                     ----------      ----------       ----------       ----------

  Income from investment operations:
     Net investment income                                                  .15             .15              .16              .09
     Net realized and unrealized gain on investments                       1.82            3.15             2.38              .73
                                                                     ----------      ----------       ----------       ----------

                                                                           1.97            3.30             2.54              .82
                                                                     ----------      ----------       ----------       ----------
  Less distributions to shareholders:
     From net investment income                                              --            (.15)            (.16)            (.09)
     From net realized gain on investments                                   --            (.70)            (.41)            (.15)
     In excess of net realized gain on investment                            --            (.07)            (.02)              --
                                                                     ----------      ----------       ----------       ----------

                                                                             --            (.92)            (.59)            (.24)
                                                                     ----------      ----------       ----------       ----------

  Net asset value- end of period                                     $    16.88      $    14.91       $    12.53       $    10.58
                                                                     ==========      ==========       ==========       ==========

  Total Return                                                            13.21%          26.35%           23.99%           18.64%*

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets                                .53%*           .71%             .80%             .80%*
     Ratio of net investment income to average net assets                  2.00%*          1.40%            1.56%            2.02%*
     Portfolio turnover                                                       9%             25%              23%               7%
     Net assets at end of period (000 omitted)                       $   72,155      $   56,449       $   19,228       $   10,818

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that the Fund's total expenses do not exceed .80% of average daily net assets on an annualized basis. If the management fee reduction and expenses borne by the manager had been borne by the Fund the investment income per share and ratios would have been:


Net investment income                                 $   .14       $   .13       $   .09       $   .02

Ratios (to average net assets):
  Expenses                                                .74%*         .92%         1.50%         2.43%*
  Net investment income                                  1.80%*        1.19%          .86%         0.40%*

*     Annualized

* * For the period from July 25, 1995 (commencement of operations) to December 31, 1995.

See notes to financial statements.

DLB VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

1.    BUSINESS AND ORGANIZATION

      DLB Value Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust" ). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT VALUATION - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value.

      REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund.

      INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities. Interest income is recorded on the accrual basis.

      TAXES AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Fund files a tax return annually using tax accounting methods required by the Code that may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund's tax return, and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes are provided with respect to interest and dividend income earned in foreign currencies in accordance with applicable tax rates and, to the extent unrecoverable, are recorded as a reduction of net investment income.

      Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions for tax purposes and financial reporting purposes. Only distributions in excess of tax-basis earnings and profits are reported as a return of capital. Differences between income for the financial statements and tax-basis earnings and profits may result in temporary over-distributions for financial statement purposes, which are classified as distributions in excess of net investment income or accumulated undistributed net realized gains.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.    TRANSACTIONS WITH AFFILIATES

      The Fund engages David L. Babson & Co. Inc. ("Babson") to provide investment advisory and administrative services and general office facilities. The fee for such services is computed daily and paid monthly at an effective annual rate of .55% of average daily net assets. For the six months ended June 30, 1998, the management fee amounted to $180,724, of which $65,871 was waived by Babson.

      The Fund pays no compensation directly to those of its Trustees who also are officers of the investment manager, or to the officers of the Fund, all of whom receive remuneration for their services to the Fund from Babson.

4.    PORTFOLIO SECURITIES

      Purchases and sales of investments, other than short-term obligations, aggregated $14,840,475 and $5,678,218, respectively.


      The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:


      Aggregate cost                        $ 58,549,754
                                            ============

      Gross unrealized appreciation         $ 14,956,359
      Gross unrealized depreciation           (1,490,826)
                                            ------------
         Net unrealized appreciation        $ 13,465,533
                                            ============

5.    SHARES OF BENEFICIAL INTEREST

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS           YEAR ENDED
                                                ENDED              DECEMBER 31,
                                             JUNE 30, 1998             1997
                                             -------------         ------------
      Shares sold                               823,494              2,546,356
      Shares issued in reinvestment
         of  distributions                           --                218,608
      Redemptions                              (334,415)              (513,437)
                                               --------             ----------
         Net increase                           489,079              2,251,527
                                               ========             ==========